UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-06114

Cavanal Hill Funds

(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio                  43219

(Address of principal executive offices)                                                       (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio                 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 762-7085

Date of fiscal year end:  8/31

Date of reporting period:  11/30/13

Item 1. Schedule of Investments.

CAVANAL HILL FUNDS

U.S. Treasury Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Principal Amount	Security Description	Amortized Cost

U.S. Treasury Obligations (33.1%)
U.S. Treasury Bills
$20,000,000	0.00%, 12/5/13 (a)	$19,999,991
30,000,000	0.00%, 12/12/13 (a)	29,999,954
20,000,000	0.03%, 1/23/14 (a)	19,999,249
		69,999,194
U.S. Treasury Notes
5,000,000	0.25%, 12/15/14	5,005,234
5,000,000	0.63%, 7/15/14	5,013,104
10,000,000	0.75%, 12/15/13	10,002,146
13,000,000	0.75%, 6/15/14	13,041,703
20,000,000	1.25%, 2/15/14	20,044,298
10,000,000	1.25%, 3/15/14	10,030,349
30,000,000	1.75%, 1/31/14	30,078,926
10,000,000	1.88%, 2/28/14	10,041,369
15,000,000	2.13%, 11/30/14	15,294,376
5,000,000	2.25%, 5/31/14	5,052,102
25,000,000	2.38%, 8/31/14	25,413,515
10,000,000	2.38%, 9/30/14	10,183,635
5,000,000	2.63%, 6/30/14	5,071,173
10,000,000	2.63%, 7/31/14	10,162,613
10,000,000	4.25%, 8/15/14	10,287,229
10,000,000	4.25%, 11/15/14	10,391,723
20,000,000	4.75%, 5/15/14	20,415,419
		215,528,914
Total U.S. Treasury Obligations		285,528,108
Repurchase Agreements (64.4%)
35,000,000	Bank of Montreal, 0.07%, 12/2/13, proceeds at maturity $35,000,204, collateralized by various U.S. Treasury Notes, (0.63% - 4.25%), (11/15/14 - 11/15/18), fair value $35,700,032	35,000,000
165,800,000	Credit Agricole CIB, 0.07%, 12/2/13, proceeds at maturity $165,800,967, collateralized by various U.S. Treasury Obligations, (0.25% - 3.75%), (3/31/15 - 11/15/43), fair value $169,116,058	165,800,000
175,000,000	Deutsche Bank Securities, Inc., 0.09%, 12/2/13, proceeds at maturity $175,001,313, collateralized by various U.S. Treasury Obligations, (0.00% - 1.75%), (10/31/20 - 8/15/21), fair value $178,500,034	175,000,000
20,000,000	Goldman Sachs & Co., 0.03%, 12/2/13, proceeds at maturity $20,000,050, collateralized by various U.S. Treasury Obligations, (0.13% - 4.25%), (8/15/15 - 1/15/23), fair value $20,400,001	20,000,000
60,000,000	RBC Capital Markets, LLC, 0.05%, 12/2/13, proceeds at maturity $60,000,250, collateralized by various U.S. Treasury Obligations, (0.63% - 4.25%), (5/31/17 - 11/15/41), fair value $61,200,010	60,000,000
100,000,000	Societe Generale, 0.07%, 12/2/13, proceeds at maturity $100,000,583, collateralized by various U.S. Treasury Obligations, (0.00% - 6.25%), (12/26/13 - 5/15/30), fair value $102,000,004	100,000,000
Total Repurchase Agreements		555,800,000
Total Investments (Cost $841,328,108) (b) — 97.5%		841,328,108
Other assets in excess of liabilities — 2.5%		21,449,792
Net Assets — 100.0%		$862,777,900

(a)	Rate represents the effective yield at purchase.
(b)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Cash Management Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Principal Amount	Security Description	Amortized Cost

Certificates of Deposit (8.8%)
$25,000,000	BNP Paribas NY, 0.16%, 1/7/14	$25,000,000
10,000,000	Rabobank Nederland NV NY, 0.20%, 3/10/14	10,000,000
10,000,000	Rabobank Nederland NV NY, 0.21%, 2/24/14	10,000,000
10,000,000	Rabobank Nederland NV NY, 0.21%, 2/24/14	10,000,000
30,000,000	Svenska Handelsbanken NY, 0.23%, 4/21/14	30,000,586
10,000,000	Toronto Dominion Bank NY, 0.24%, 5/22/14	10,000,477
5,000,000	Toronto Dominion Bank NY, 0.30%, 6/5/14	5,000,000
Total Certificates of Deposit		100,001,063
Commercial Paper (24.9%)
Automobiles (2.7%)
30,000,000	Toyota Motor Credit Corp., 0.19%, 12/17/13 (a)	29,997,333
Banking (8.0%)
30,000,000	Australia & New Zealand Banking Group, 0.17%, 4/17/14 (a)(b)	29,980,021
30,000,000	National Australia Funding, 0.25%, 5/16/14 (a)(b)	29,965,417
30,000,000	Nordea Bank AB, 0.15%, 12/9/13 (a)(b)	29,998,867
		89,944,305
Beverages (2.6%)
14,800,000	Coca-Cola Co., 0.19%, 2/27/14 (a)(b)	14,793,126
15,000,000	Coca-Cola Co., 0.21%, 2/14/14 (a)(b)	14,993,438
		29,786,564
Diversified Manufacturing Operations (2.6%)
30,000,000	Total Capital Canada, Ltd., 0.21%, 4/11/14 (a)(b)	29,977,075
Food-Miscellaneous/Diversified (2.6%)
30,000,000	Nestle Capital Corp., 0.20%, 1/9/14 (a)(b)	29,993,500
Industrial Conglomerates (1.1%)
13,000,000	3M Co., 0.03%, 12/3/13 (a)(b)	12,999,964
Internet Software & Services (2.6%)
30,000,000	Google, Inc., 0.08%, 1/22/14 (a)(b)	29,996,533
Oil, Gas & Consumable Fuels (2.7%)
30,000,000	Exxon Mobil Corp., 0.07%, 1/23/14 (a)	29,996,967
Total Commercial Paper		282,692,241
U.S. Government Agency Securities (18.6%)
Federal Farm Credit Bank
10,000,000	0.09%, 2/28/14 (c)	9,999,759
Federal Home Loan Bank
15,000,000	0.01%, 12/16/13 (a)	14,999,938
20,000,000	0.03%, 12/20/13 (a)	19,999,683
40,000,000	0.04%, 12/26/13 (a)	39,998,890
10,000,000	0.10%, 8/22/14 (c)	10,000,000
10,000,000	0.11%, 4/25/14 (c)	10,000,000
5,000,000	0.11%, 11/26/14 (c)	4,999,753
5,000,000	0.11%, 8/21/14 (c)	5,000,000
10,000,000	Series 1, 0.11%, 5/13/14 (c)	10,000,000
10,000,000	0.12%, 4/1/14 (c)	10,000,000
20,000,000	0.13%, 4/11/14	19,998,299
10,000,000	0.16%, 10/10/14	9,999,811
15,000,000	0.18%, 3/4/14	15,000,000
		169,996,374
Federal Home Loan Mortgage Corp.
15,000,000	0.12%, 4/8/14 (a)	14,993,600
16,898,000	3.00%, 7/28/14	17,206,237
		32,199,837
Total U.S. Government Agency Securities		212,195,970
Repurchase Agreements (46.6%)
50,000,000	Bank of Montreal, 0.07%, 12/2/13, (Purchased on 11/29/13, proceeds at maturity $50,000,292, collateralized by various U.S. Treasury Notes, (0.38% - 3.75%), (11/15/15 - 11/15/18), fair value $51,000,089)	50,000,000
150,000,000	Credit Agricole CIB, 0.07%, 12/2/13, (Purchased on 11/29/13, proceeds at maturity $150,000,875, collateralized by various U.S. Treasury Notes, (0.63% - 1.63%), (1/15/15 - 5/31/17), fair value $153,000,112)	150,000,000
180,000,000	Deutsche Bank Securities, Inc., 0.09%, 12/2/13, (Purchased on 11/29/13, proceeds at maturity $180,001,350, collateralized by various U.S. Government Agency Obligations, (0.00% - 7.88%), (7/28/14 - 2/15/43), fair value $183,600,026)	180,000,000
50,000,000	Goldman Sachs & Co., 0.06%, 12/2/13, (Purchased on 11/29/13, proceeds at maturity $50,000,250, collateralized by various U.S. Government Agency Obligations, (0.00% - 4.75%), (8/15/16 - 12/12/14), fair value $51,002,429)	50,000,000
50,000,000	RBC Capital Markets LLC, 0.07%, 12/2/13, (Purchased on 11/29/13, proceeds at maturity $50,000,292, collateralized by various U.S. Government Agency Obligations, (0.00% - 5.25%), (5/1/14 - 9/27/32), fair value $51,002,325)	50,000,000
50,000,000	Wells Fargo Securities LLC, 0.05%, 12/2/13, (Purchased on 11/29/13, proceeds at maturity $50,000,208, collateralized by various U.S. Government Agency Obligations, (0.00% - 8.25%), (12/27/13 - 2/6/38), fair value $51,000,072)	50,000,000
Total Repurchase Agreements		530,000,000
Time Deposit (1.1%)
12,775,226	Royal Bank of Canada, Toronto, 0.05%, 12/2/13	12,775,226
Total Time Deposit		12,775,226
Total Investments (Cost $1,137,664,500) (d) — 100.0%		1,137,664,500
Other assets in excess of liabilities — 0.0%		374,345
Net Assets — 100.0%		$1,138,038,845

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Cash Management Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

(a)	Rate represents the effective yield at purchase.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2013.
(d)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Shares or Principal Amount	Security Description	Amortized Cost or Value

Municipal Bonds (84.8%)
Variable Rate Demand Notes (81.1%)
Alaska (3.7%)
$10,000,000	Valdez Alaska Marine Terminal Revenue, Series C, 0.04%, next reset date 12/1/13, final maturity 12/1/29, Insured by: GTY(a)	$10,000,000
Colorado (1.8%)
5,000,000	Castle Rock Colorado Certificate of Participation, 0.11%, next reset date 12/7/13, final maturity 9/1/37, Enhanced by: LOC(a)	5,000,000
Florida (1.7%)
4,590,000	Orange County Florida Housing Financial Authority Multifamily Revenue, 0.09%, next reset date 12/7/13, final maturity 8/15/35, Enhanced by: LOC, AMT(a)	4,590,000
Georgia (4.1%)
11,000,000	Georgia Private Colleges & Universities Authority Revenue, Emory University, Series B-3, 0.03%, next reset date 12/7/13, final maturity 9/1/35(a)	11,000,000
Illinois (3.0%)
8,200,000	Cook County Illinois Revenue, 0.06%, next reset date 12/7/13, final maturity 5/1/35, Enhanced by: LOC(a)	8,200,000
Indiana (8.3%)
11,110,000	Indiana Municipal Power Agency Revenue, Series A, 0.06%, next reset date 12/7/13, final maturity 1/1/18, Enhanced by: LOC(a)	11,110,000
11,195,000	Indiana State Financial Authority Hospital Revenue, Series C, 0.04%, next reset date 12/7/13, final maturity 3/1/33, Enhanced by: LOC(a)	11,195,000
		22,305,000
Kentucky (1.5%)
4,000,000	Jeffersontown Kentucky Lease Programe Revenue, 0.07%, next reset date 12/7/13, final maturity 3/1/30, Enhanced by: LOC(a)	4,000,000
Mississippi (4.1%)
11,000,000	Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue, Chevron U.S.A., Inc., Series B, 0.05%, next reset date 12/7/13, final maturity 12/1/30, Insured by: GTY(a)	11,000,000
Missouri (3.4%)
9,265,000	Jackson County Missouri Industrial Development Authority Recreational Facilities Revenue, 0.08%, next reset date 12/7/13, final maturity 11/1/18, Enhanced by: LOC(a)	9,265,000
North Carolina (5.4%)
8,000,000	Charlotte-Mecklenburg North Carolina Hospital Authority Health Care System Revenue, Series E, 0.04%, next reset date 12/7/13, final maturity 1/15/44, Insured by: AGM(a)	8,000,000
6,400,000	North Carolina State Medical Care Commission Health Care Facilities Revenue, Series B, 0.05%, next reset date 12/7/13, final maturity 10/1/38, Enhanced by: LOC(a)	6,400,000
		14,400,000
Pennsylvania (9.4%)
11,000,000	Delaware River Port Authority Pennsylvania & New Jersey Revenue, Series A, 0.04%, next reset date 12/7/13, final maturity 1/1/26, Enhanced by: LOC(a)	11,000,000
4,400,000	Emmaus Pennsylvania General Authority Revenue, 0.04%, next reset date 12/7/13, final maturity 3/1/24, Enhanced by: LOC(a)	4,400,000
10,000,000	Philadelphia Pennsylvania, GO, Series B, 0.08%, next reset date 12/7/13, final maturity 8/1/31, Enhanced by: LOC(a)	10,000,000
		25,400,000
South Carolina (4.1%)
6,545,000	South Carolina Jobs - Economic Development Authority Student Housing Revenue, Bon Secours Health Systems, Inc., Series D, 0.08%, next reset date 12/7/13, final maturity 11/1/25, Enhanced by: LOC(a)	6,545,000
4,540,000	South Carolina Jobs - Economic Development Authority Student Housing Revenue, State University Housing LLC, Series A, 0.08%, next reset date 12/7/13, final maturity 3/1/27, Enhanced by: LOC(a)	4,540,000
		11,085,000
Tennessee (3.6%)
9,850,000	Montgomery County Tennessee Public Building Pooled Authority Revenue, 0.09%, next reset date 12/7/13, final maturity 11/1/27, Enhanced by: LOC(a)	9,850,000

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Shares or Principal Amount	Security Description	Amortized Cost or Value

Municipal Bonds, continued:
Variable Rate Demand Notes, continued:
Texas (9.6%)
$9,600,000	Austin Texas Hotel Occupancy Tax Revenue, 0.06%, next reset date 12/7/13, final maturity 11/15/29, Enhanced by: LOC(a)	$9,600,000
6,300,000	Gulf Coast Waste Disposal Authority Revenue, Exxon Mobil Corp., 0.04%, next reset date 12/1/13, final maturity 6/1/20(a)	6,300,000
10,000,000	University of Texas Revenue, Series B, 0.03%, next reset date 12/7/13, final maturity 8/1/39, Enhanced by: LIQ FAC(a)	10,000,000
		25,900,000
Utah (3.7%)
10,000,000	Utah Transit Authority Sales Tax Revenue, 0.04%, next reset date 12/1/13, final maturity 6/15/36, Enhanced by: LOC(a)	10,000,000
Virginia (5.3%)
8,400,000	Hanover County Virginia Economic Development Authority Revenue, Bon Secours Health Systems, Inc., Series D-1, 0.08%, next reset date 12/7/13, final maturity 11/1/25, Enhanced by: LOC(a)	8,400,000
6,000,000	Virginia Small Business Financing Authority Revenue, Museum of Fine Arts Foundation, 0.05%, next reset date 12/7/13, final maturity 8/1/35, Enhanced by: LOC(a)	6,000,000
		14,400,000
Wisconsin (4.7%)
5,860,000	Milwaukee Wisconsin Redevelopment Authority Redevelopment Lease Revenue, 0.05%, next reset date 12/7/13, final maturity 9/1/40, Enhanced by: LOC(a)	5,860,000
6,895,000	Wisconsin State Health & Educational Facilities Authority Revenue, 0.06%, next reset date 12/7/13, final maturity 3/1/36, Enhanced by: LOC(a)	6,895,000
		12,755,000
Wyoming (3.7%)
10,000,000	Sweetwater County Wyoming Pollution Control Revenue, Series A, 0.04%, next reset date 12/7/13, final maturity 7/1/15, Enhanced by: LOC(a)	10,000,000
Total Variable Rate Demand Notes		219,150,000
Fixed Rate Municipal Bonds (3.7%)
Texas (3.7%)
10,000,000	Texas State Revenue, 0.21%, final maturity 8/28/14	10,132,819
Total Fixed Rate Municipal Bonds		10,132,819
Total Municipal Bonds		229,282,819
Municipal Commercial Paper (12.0%)
Arizona (3.8%)
10,400,000	Phoenix Civic Improvement Corp., 0.13%, final maturity 4/3/14, Enhanced by: LOC	10,400,000
Illinois (4.9%)
13,000,000	Illinois Educational Facilities Authority Revenue, 0.12%, final maturity 12/12/13, Enhanced by: LOC	13,000,000
Virginia (3.3%)
8,995,000	Peninsula Ports Authority of Virginia Revenue, 0.13%, final maturity 3/19/14, Enhanced by: LOC	8,995,000
Total Municipal Commercial Paper		32,395,000
Investment Companies (3.2%)
7,055,392	Goldman Sachs Financial Square Funds-Tax Free Money Market Fund, 0.01%(b)	7,055,392
1,547,373	SEI Tax-Exempt Trust Institutional Tax Free Fund, Class A, 0.02%(b)	1,547,373
Total Investment Companies		8,602,765
Total Investments (Cost $270,280,584) (c) — 100.0%		270,280,584
Other assets in excess of liabilities — 0.0%		64,747
Net Assets — 100.0%		$270,345,331

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2013. The Fund has the option to put (sell) the security back to the issuer's agent on the next and subsequent reset dates.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2013.
(c)	Cost and value for federal income tax and financial reporting purposes are the same.

AGM	Assured Guaranty Municipal Corp.
GO	General Obligation
GTY	Guarantor Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds (96.7%)
Arizona (4.2%)
$650,000	Arizona Water Infrastructure Finance Authority Revenue, Series A, 5.00%, 10/1/25, Continuously Callable @ 100	$732,440
750,000	Chandler Arizona, GO, 4.00%, 7/1/24, Callable 7/1/18 @ 100*	784,538
		1,516,978
California (0.2%)
80,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Continuously Callable @ 100, Insured by: NATL-RE	80,071
Colorado (2.5%)
750,000	Douglas County Colorado School District No. RE-1 Douglas & Elbert Counties, GO, 5.25%, 12/15/24, Insured by: State Aid Withholding	897,832
Florida (2.1%)
700,000	Sarasota County Florida Utility System Revenue, Series A, 5.00%, 10/1/25, Callable 10/1/15 @ 100, Insured by: NATL-RE, AGC, FGIC*	748,524
Georgia (1.1%)
350,000	Georgia State, GO, Series B, 5.00%, 1/1/24, Callable 1/1/19 @ 100*	396,932
Hawaii (2.3%)
750,000	Honolulu Hawaii City & County, GO, Series A, 5.00%, 7/1/23, Callable 7/1/17 @ 100, Insured by: AGM*	843,937
Illinois (3.6%)
215,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Continuously Callable @ 100, Insured by: FSA	242,327
285,000	Du Page County Illinois Community Unit School District No. 200 Wheaton, GO, Series A, 5.00%, 10/1/19, Continuously Callable @ 100, Insured by: AGM, ETM	339,156
10,000	Williamson County Illinois Community High School District No. 210 Lincoln-Way School Building, GO, 5.00%, 1/1/17 , Insured by: NATL-RE, FGIC	11,173
660,000	Williamson County Illinois Community High School District No. 210 Lincoln-Way School Building, GO, 5.00%, 1/1/17 , Insured by: NATL-RE, FGIC, ETM	748,129
		1,340,785
Indiana (3.5%)
390,000	Bartholomew County Indiana Building Corp. Revenue, 4.25%, 7/15/14	399,259
305,000	Bartholomew County Indiana Building Corp. Revenue, 4.25%, 7/15/15	322,946
500,000	Wayne Township Indiana Marion County School Building Corp. Revenue, 5.00%, 7/15/26, Continuously Callable @ 100, Insured by: NATL-RE, FGIC, State Aid Withholding	542,245
		1,264,450
Iowa (4.4%)
720,000	Bettendorf Iowa, GO, Series A, 4.00%, 6/1/22, Callable 6/1/19 @ 100*	771,314
805,000	Davenport Iowa, GO, Series A, 4.38%, 6/1/20, Callable 6/1/14 @ 100, Insured by: NATL-RE, FGIC*	820,906
		1,592,220
Kansas (2.0%)
700,000	Topeka Kansas Utility Revenue, Series A, 4.38%, 8/1/23, Continuously Callable @ 101, Insured by: NATL-RE	726,446
Maryland (1.7%)
550,000	Maryland State, GO, 5.00%, 3/15/20, Callable 3/15/17 @ 100*	627,270
Massachusetts (1.9%)
550,000	Massachusetts State, GO, Series D, 5.50%, 10/1/20, Insured by: NATL-RE	672,056
Minnesota (2.2%)
750,000	Minnesota State, GO, Series A, 4.00%, 12/1/24, Callable 12/1/19 @ 100*	798,075
New York (0.1%)
25,000	New York City Transit Authority Revenue, 5.40%, 1/1/18, Insured by: AGM, ETM	27,237
North Carolina (2.2%)
750,000	Guilford County North Carolina, GO, Series A, 4.00%, 2/1/24, Callable 2/1/19 @ 100*	794,205
Oregon (2.3%)
750,000	Washington County Oregon, GO, 5.00%, 6/1/24, Callable 6/1/16 @ 102*	841,409
Pennsylvania (6.7%)
750,000	Central Bucks Pennsylvania School District, GO, 5.00%, 5/15/24, Callable 5/15/18 @ 100, Insured by: State Aid Withholding*	879,420
645,000	Mount Lebanon Pennsylvania School District, GO, Series A, 5.00%, 2/15/25, Callable 2/15/19 @ 100, Insured by: State Aid Withholding*	732,288
750,000	Upper Dublin Pennsylvania School District, GO, 4.75%, 11/15/23, Callable 5/15/19 @ 100, Insured by: State Aid Withholding*	818,175
		2,429,883
South Carolina (2.3%)
775,000	South Carolina State, GO, Series A66, 4.00%, 4/1/24, Continuously Callable @ 100	820,206

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Tennessee (2.2%)
$750,000	Williamson County Tennessee, GO, Series A, 4.00%, 4/1/25, Callable 4/1/19 @ 100*	$782,775
Texas (30.9%)
300,000	Allen Texas Independent School District, GO, 5.00%, 2/15/25, Continuously Callable @ 100	334,317
610,000	Frisco Texas Independent School District, GO, Series A, 4.00%, 8/15/24, Continuously Callable @ 100	633,577
700,000	Goose Creek Texas Consolidated Independent School District, GO, 4.50%, 2/15/28, Callable 2/15/15 @ 100, Insured by: NATL-RE, FGIC, PSF-GTD*	717,395
750,000	Harris County Texas, GO, Series B, 5.00%, 10/1/24, Callable 10/1/14 @ 100*	780,255
500,000	Houston Texas Community College, GO, 5.00%, 2/15/37, Continuously Callable @ 100	516,810
625,000	Houston Texas Utility System Revenue, Series A, 5.00%, 11/15/27, Continuously Callable @ 100, Insured by: AGM	675,794
640,000	Kyle Texas, GO, 4.00%, 2/15/22, Continuously Callable @ 100, Insured by: GTY	683,482
750,000	Lewisville Texas Independent School District, GO, 5.00%, 8/15/21, Callable 2/15/19 @ 100*	873,255
500,000	Liberty Hill Texas Independent School District, GO, 5.00%, 8/1/35, Continuously Callable @ 100, Insured by: PSF-GTD	528,440
135,000	Midlothian Texas Independent School District, GO, 5.00%, 2/15/34, Insured by: PSF-GTD	138,467
365,000	Midlothian Texas Independent School District, GO, 5.00%, 2/15/34, Insured by: PSF-GTD	385,940
500,000	San Marcos Texas Tax & Toll Revenue, GO, 5.00%, 8/15/26, Callable 8/15/17 @ 100, Insured by: AGM*	534,035
500,000	Spring Texas Independent School District, GO, 5.00%, 8/15/27, Continuously Callable @ 100, Insured by: PSF-GTD	554,120
575,000	Texas State, GO, 4.50%, 4/1/33, Continuously Callable @ 100	580,980
450,000	Waller Texas Independent School District, GO, 5.50%, 2/15/28, Callable 2/15/18 @ 100, Insured by: PSF-GTD*	500,292
750,000	Williamson County Texas Pass-Through Toll Bond, GO, 5.00%, 2/15/21, Callable 2/15/19 @ 100*	870,532
640,000	Wylie Texas, GO, 5.00%, 2/15/21, Continuously Callable @ 100	723,955
1,050,000	Ysleta Texas Independent School District, GO, 5.00%, 8/15/23, Callable 8/15/16 @ 100, Insured by: PSF-GTD*	1,165,184
		11,196,830
Utah (2.0%)
700,000	Utah State Transit Authority Sales Tax Revenue, Series A, 5.00%, 6/15/32, Continuously Callable @ 100, Insured by: AGM	737,030
Virginia (2.2%)
750,000	Fairfax County Virginia, GO, Series A, 4.00%, 4/1/24, Callable 4/1/19 @ 100, Insured by: State Aid Withholding*	797,198
Washington (10.6%)
500,000	King County Washington Public Hospital District No.1, GO, Series B, 5.25%, 12/1/37, Continuously Callable @ 100	513,050
500,000	King County Washington Sewer Revenue, Series C, 5.00%, 1/1/35, Continuously Callable @ 100	527,380
500,000	Lewis County Washington Public Utility Revenue District No. 1, Series A, 5.00%, 12/1/27, Continuously Callable @ 100, Insured by: AGM	522,460
750,000	Seattle Washington, GO, 5.00%, 5/1/21, Callable 5/1/19 @ 100*	863,497
685,000	Snohomish County Washington, GO, Series A, 5.00%, 12/1/27, Continuously Callable @ 100	748,363
605,000	Washington State, GO, Series B-1, 5.00%, 8/1/25, Continuously Callable @ 100	680,607
		3,855,357
Wisconsin (3.5%)
550,000	Madison Wisconsin, GO, Series A, 4.25%, 10/1/17, Callable 10/1/16 @ 100*	602,828
555,000	Racine Wisconsin, GO, 5.00%, 12/1/19, Callable 12/1/18 @ 100*	638,539
		1,241,367
Total Municipal Bonds		35,029,073
Investment in Affiliates (2.2%)
806,793	Cavanal Hill Tax-Free Money Market Fund, Institutional Class, 0.00%(a)	806,793
Total Investment in Affiliates		806,793
Total Investments (Cost $34,002,762) (b) — 98.9%		35,835,866
Other assets in excess of liabilities — 1.1%		386,369
Net Assets — 100.0%		$36,222,235

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

(a)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2013.
(b)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GO	General Obligation
GTY	Guarantor Agreement
NATL-RE	National Public Finance Guarantee Corp.
PSF-GTD	Public School Fund Guaranteed

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (8.0%)
$152,970	ACE Securities Corp., Series 2005-SD3, Class A, 0.57%, 8/25/45(a)	$152,482
270,779	Aegis Asset Backed Securities Trust, Series 2004-6, Class M1, 0.98%, 3/25/35(a)	270,324
1,115,145	Alesco Preferred Funding Ltd., Series 8A, Class C2, 1.60%, 12/23/35(a)(b)	223,029
46,234	Ameriquest Mortgage Securities, Inc., Series 2003-IA1, Class A4, 4.97%, 11/25/33	46,138
444,966	Bayview Financial Acquisition Trust, Series 2003-AA, Class M2, 5.28%, 2/25/33	445,575
120,050	Bayview Financial Acquisition Trust, Series 2005-B, Class 1A6, 5.21%, 4/28/39(a)	120,037
811,265	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A2, 5.48%, 2/28/41(a)	822,180
1,007,807	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(a)	1,013,440
1,237,215	Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27(c)	1,237,988
361,588	Chase Funding Loan Acquisition Trust, Series 2003-C1, Class 1A5, 3.42%, 2/25/15	359,797
73,039	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2002-3, Class 1A6, 4.71%, 6/25/32	73,058
4,431	CIT Marine Trust, Series 1999-A, Class A4, 6.25%, 11/15/19	4,452
175,231	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5, 5.01%, 11/25/34(a)	178,466
2,787,639	Coast Savings & Loan Assoc., Series 1992-1, Class A, 2.90%, 7/25/22(a)	2,773,274
63,348	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 11/25/16(a)	65,541
43,379	Countrywide Home Equity Loan Trust, Series 2004-C, Class C, 0.39%, 1/15/34(a)	40,626
814,703	Fremont Home Loan Trust, Series 2004-3, Class M5, 2.04%, 11/25/34(a)	86,571
802,372	GSAMP Trust, Series 2005-HE4, Class M1, 0.62%, 7/25/45(a)	796,349
3,213	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(a)	3,218
222,279	Master Specialized Loan Trust, Series 2005-2, Class A2, 5.01%, 7/25/35(a)	223,308
917,680	Nations Equipment Finance Funding LLC, Series 2013-1A, Class A, 1.70%, 11/20/16(c)	917,680
727,716	Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class AF6, 4.65%, 9/25/34(a)	731,428
103,064	RAAC, Series 2006-RP1, Class A3, 0.47%, 10/25/45(a)(c)	101,100
428,291	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32	418,577
190,411	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.76%, 9/25/33(a)	100,897
424,795	Residential Asset Mortgage Products, Inc., Series 2003-RZ4, Class A7, 4.79%, 6/25/33(a)	435,412
41,559	Residential Asset Securitization Trust, Series 2001-KS2, Class AI6, 6.49%, 10/25/30(a)	41,611
177,122	Residential Funding Mortgage Securities, Series 2003-HS2, Class AI4, 3.87%, 7/25/33(a)	176,269
127,802	Saxon Asset Securities Trust, Series 2003-3, Class AF6, 5.02%, 12/25/33(a)	129,848
418,512	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.23%, 5/25/35(a)	264,534
Total Asset Backed Securities		12,253,209
Mortgage Backed Securities† (34.0%)
Alt-A - Adjustable Rate Mortgage Backed Securities (1.7%)
254,727	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 2.52%, 2/25/36(a)	169,503
21,543	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 4.40%, 7/25/35(a)	16,767
57,265	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 1.45%, 7/20/35(a)	43,402
4,938	Deutsche Mortgage Securities, Inc., Series 2006-ABR, Class A1B1, 0.27%, 10/25/36(a)	2,736
283,015	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 4.82%, 10/25/33(a)	292,788
47,603	Deutsche Mortgage Securities, Inc., Series 2004-5, Class A3, 5.59%, 7/25/34(a)	49,541
16,680	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.01%, 10/25/36(a)	12,400
52,822	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 2.19%, 9/25/34(a)	52,272
1,018,170	JPMorgan Re-REMIC, Series 2009-7, Class 2A1, 6.00%, 2/27/37(a)(c)	1,033,903
37,207	Master Adjustable Rate Mortgage Trust, Series 2004-13, Class 2A1, 2.64%, 4/21/34(a)	38,087
78,934	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 2.93%, 8/25/35(a)	75,117
552,787	Nomura Asset Acceptance Corp., Series 2006-AF2, Class 1A3, 6.22%, 8/25/36(a)	289,588

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Adjustable Rate Mortgage Backed Securities, continued:
$164,800	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 3.22%, 9/25/34(a)	$162,666
54,423	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 3.80%, 1/25/36(a)	40,260
72,475	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34(a)	72,428
200,871	Structured Asset Securities Corp., Series 2004-11XS, Class 1A4A, 5.84%, 6/25/34(a)	202,424
		2,553,882
Alt-A - Fixed Rate Mortgage Backed Securities (2.1%)
11,520	Bank of America Alternative Loan Trust, Series 2004-5, Class 4A1, 5.00%, 6/25/19	11,502
41,509	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35	40,080
67,717	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36	58,869
18,585	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	19,299
86,973	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35	78,630
52,278	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36	40,284
3,958	Countrywide Alternative Loan Trust, Series 2004-35T2, Class A1, 6.00%, 2/25/35	3,990
50,921	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36	40,664
54,471	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37	43,080
306,893	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	222,190
141,976	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34	144,205
163,509	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36	138,883
55,955	Master Alternative Loans Trust, Series 2004-3, Class 1A1, 5.00%, 3/25/19	57,653
168,388	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	171,558
208,122	Master Alternative Loans Trust, Series 2005-3, Class 4A1, 5.50%, 3/25/20	217,507
9,747	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	10,101
629,216	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	657,004
47,015	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	48,922
12,009	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34	12,115
31,831	Residential Accredit Loans, Inc., Series 2002-QS19, Class A5, 4.20%, 12/25/32	31,969
416,883	Residential Accredit Loans, Inc., Series 2003-QS14, Class A1, 5.00%, 7/25/18	424,838
59,691	Residential Accredit Loans, Inc., Series 2004-QS13, Class CB, 5.00%, 9/25/19	61,243
248,508	Residential Accredit Loans, Inc., Series 2004-QS6, Class A1, 5.00%, 5/25/19	253,050
94,175	Residential Accredit Loans, Inc., Series 2002-QS17, Class CB1, 6.00%, 11/25/32	95,298
113,486	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36	87,541
33,247	Residential Accredit Loans, Inc., Series 2001-QS16, Class A2, 6.25%, 11/25/31	35,076
25,879	Residential Accredit Loans, Inc., Series 2002-QS8, Class A5, 6.25%, 6/25/17	26,379
8,900	Residential Accredit Loans, Inc., Series 2001-QS18, Class A1, 6.50%, 12/25/31	9,365
22,959	Residential Asset Securitization Trust, Series 2003-A12, Class A1, 5.00%, 11/25/18	23,407
71,192	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36	44,865
87,474	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37	75,768
68,195	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35	69,267
		3,254,602
Commercial Mortgage Backed Securities (8.3%)
728,214	Bank of America Commercial Mortgage Trust, Series 2007-4, Class A3, 6.00%, 2/10/51(a)	744,877
220,000	CD Commercial Mortgage Trust, Series 2006-CD2, Class A3, 5.55%, 1/15/46(a)	226,331
1,321,250	Commercial Mortgage Trust, Series 2004-LB3A, Class A5, 5.54%, 7/10/37(a)	1,333,779
1,951,745	GMAC Commercial Mortgage Securities, Inc., Series 2004-C2, Class A4, 5.30%, 8/10/38(a)	1,976,080
961,428	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-C2, Class A3, 5.44%, 5/15/41(a)	968,569

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Commercial Mortgage Backed Securities, continued:
$3,615,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A3, 5.82%, 2/12/51	$3,638,182
618,203	LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class A6, 5.02%, 1/1/49(a)	627,875
3,017,140	LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, 5.71%, 6/15/29(a)	3,053,855
208,329	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5, 5.13%, 1/15/41	209,733
		12,779,281
Prime Adjustable Rate Mortgage Backed Securities (4.8%)
138,566	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 2.43%, 3/25/35(a)	127,859
51,103	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 2.85%, 5/25/35(a)	49,310
27,081	American Home Mortgage Investment Trust, Series 2005-2, Class 5A3, 5.08%, 9/25/35(a)	27,022
415,568	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.20%, 6/25/36(a)	252,422
18,589	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 2.70%, 6/25/34(a)	18,653
55,004	Bank of America Mortgage Securities, Series 2003-F, Class 2A1, 2.77%, 7/25/33(a)	54,920
34,335	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 2.77%, 9/25/33(a)	34,432
28,484	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 2.83%, 11/20/36(a)	22,866
42,419	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 2.93%, 2/25/36(a)	35,906
43,239	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 2.43%, 10/25/35(a)	42,495
19,949	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 2.46%, 9/25/34(a)	17,422
143,363	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 2.66%, 10/25/36(a)	120,388
34,331	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 2.67%, 1/25/35(a)	34,639
123,088	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.39%, 3/25/31(a)	129,377
58,327	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 5.22%, 7/25/37(a)	55,509
76,744	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 2.61%, 8/25/35(a)	75,629
44,245	Countrywide Home Loans, Series 2003-58, Class 2A2, 2.62%, 2/19/34(a)	43,784
123,859	Countrywide Home Loans, Series 2004-12, Class 12A1, 2.67%, 8/25/34(a)	114,572
17,516	Countrywide Home Loans, Series 2003-60, Class 2A1, 2.72%, 2/25/34(a)	16,813
532	Countrywide Home Loans, Series 2003-42, Class 1A1, 3.01%, 9/25/33(a)	508
205,088	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 2.60%, 11/25/32(a)	70,608
121,688	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 2.79%, 11/25/34(a)	121,682
446,529	Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5, 2.19%, 6/26/37(a)(c)	446,259
596,812	Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.63%, 7/27/36(a)(c)	593,367
48,915	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 2.59%, 10/25/35(a)	42,315
305,929	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 3.31%, 11/19/35(a)	287,241
357,459	GS Mortgage Securities Corp., Series 2009-3R, Class 2A1, 3.46%, 7/25/35(a)(c)	356,448
138,052	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 2.66%, 11/25/35(a)	133,386
109,234	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 2.82%, 4/25/35(a)	103,290
229,735	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 2.72%, 1/19/35(a)	198,431
51,889	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 2.72%, 12/19/35(a)	45,458
36,249	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 2.41%, 8/25/34(a)	30,834
135,307	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 2.43%, 8/25/34(a)	131,292
13,383	Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 3A2, 2.57%, 10/25/34(a)	12,569
159,520	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 2.73%, 9/25/36(a)	126,314

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$90,254	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 2.79%, 8/25/36(a)	$62,049
62,224	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 4.91%, 7/25/36(a)	57,185
10,692	JPMorgan Adjustable Rate Mortgage Trust, Series 2006-A5, Class 3A4, 2.70%, 8/25/36(a)	9,241
21,455	JPMorgan Adjustable Rate Mortgage Trust, Series 2005-A6, Class 3A2, 2.79%, 9/25/35(a)	21,199
25,625	JPMorgan Mortgage Trust, Series 2005-A4, Class 3A1, 2.28%, 7/25/35(a)	25,385
178,292	JPMorgan Re-REMIC, Series 2009-5, Class 2A1, 2.07%, 1/26/37(a)(c)	178,753
107,813	JPMorgan Re-REMIC, Series 2009-7, Class 8A1, 4.43%, 1/27/47(a)(c)	109,099
321,351	JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37(a)(c)	328,827
51,879	Master Adjustable Rate Mortgages Trust, Series 2004-9, Class 1A4, 0.77%, 11/25/34(a)	51,848
11,934	Master Seasoned Securities Trust, Series 2005-1, Class 2A1, 6.20%, 9/25/17(a)	12,349
4,849	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 2.46%, 2/25/34(a)	4,837
43,645	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 2.79%, 7/25/34(a)	42,875
56,704	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2, 2.16%, 12/25/34(a)	57,931
536,796	Morgan Stanley Capital, Inc., Series 04-SD3, Class A, 0.63%, 6/25/34(a)	518,604
124,675	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 2.61%, 8/25/34(a)	123,058
74,503	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 2.79%, 8/25/34(a)	72,845
12,781	RAAC, Series 2004-SP2, Class A1, 6.00%, 1/25/17(a)	12,985
32,827	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 1A2, 1.37%, 12/25/35(a)	30,442
102,538	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 2.47%, 11/25/34(a)	95,002
151,460	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 2.49%, 6/25/34(a)	150,549
6,969	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 2.53%, 2/25/34(a)	6,965
563,576	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 2.59%, 4/25/34(a)	553,317
110,417	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 4.05%, 12/25/34(a)	102,047
44,630	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 2.47%, 12/27/35(a)	33,920
68,621	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 2.46%, 7/25/33(a)	67,882
129,413	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.32%, 8/20/35(a)	76,394
6,243	Washington Mutual, Series 2006-AR8, Class 1A1, 2.39%, 8/25/46(a)	5,193
28,818	Washington Mutual, Series 2004-AR3, Class A2, 2.45%, 6/25/34(a)	28,988
28,175	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 0.61%, 7/25/44(a)	27,066
205,344	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 2.07%, 11/25/36(a)	170,833
34,147	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A2, 2.37%, 9/25/36(a)	29,816
130,140	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1, Class 1A1, 2.61%, 2/25/35(a)	129,798
40,707	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 2.62%, 6/25/34(a)	41,247
14,042	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4, 2.63%, 4/25/36(a)	13,150
23,657	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class 3A1, 2.65%, 6/25/34(a)	23,752
27,400	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 1A1, 2.66%, 7/25/34(a)	27,550
68,878	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 2.67%, 8/25/33(a)	69,938
18,341	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 3A1, 2.71%, 12/25/34(a)	18,407
21,790	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 3A1, 5.25%, 1/25/20	22,697
		7,388,043
Prime Fixed Mortgage Backed Securities (3.9%)
3,854	Bank of America Funding Corp., Series 2003-2, Class 2A1, 6.00%, 6/25/17	3,956
14,376	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	14,728

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$252,883	Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 6A1, 6.00%, 2/25/37(c)	$259,561
380	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA1, 6.50%, 6/25/16	387
68,875	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31	72,463
265,754	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34	279,726
25,305	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34	26,261
164,336	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19	166,148
5,274	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 7A1, 5.00%, 9/25/15	5,286
1,101	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 4A4, 5.50%, 12/25/34	1,101
36,240	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 1A1, 5.75%, 2/25/34	36,654
265,968	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	270,419
123,647	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	125,185
57,625	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33	60,577
183,202	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32	74,141
95,891	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32	105,224
79,234	First Horizon Alternative Mortgage Securities, Series 2006-FA5, Class A3, 6.25%, 8/25/36	66,855
50,255	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	51,151
125,259	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33	121,460
72,262	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20	74,331
70,755	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35	65,288
205,423	JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37(a)(c)	208,972
39,442	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36	33,201
32,051	Master Asset Securitization Trust, Series 2003-8, Class 2A1, 4.50%, 9/25/18	33,160
204,653	Master Asset Securitization Trust, Series 2003-11, Class 10A1, 5.00%, 12/25/18	211,054
46,141	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17	47,232
17,535	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	18,114
23,497	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	24,935
19,045	Prime Mortgage Trust, Series 2004-CL1, Class 2A1, 5.00%, 2/25/19	19,300
26,621	Prime Mortgage Trust, Series 2005-2, Class 1A3, 5.25%, 7/25/20	27,041
763	Residential Asset Mortgage Products, Inc., Series 2004-SL2, Class A1, 6.50%, 10/25/16	770
4,588	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	4,720
37,427	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35	35,478
55,123	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32	57,823
244,820	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	244,844
2,391,493	Structured Asset Securities Corp., Series 2002-RM1, Class A, 0.82%, 10/25/37(a)(c)	2,346,653
209,581	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34	210,574
2,000	Structured Mortgage Asset Residential Trust, Series 1992-12B, Class G, 7.60%, 1/25/24	2,065
29,755	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	30,001
14,464	Washington Mutual, Series 2003-S13, Class 21A1, 4.50%, 12/25/18	14,867
11,724	Washington Mutual, Series 2003-S7, Class A1, 4.50%, 8/25/18	11,870
1,570	Washington Mutual, Series 2002-S8, Class 2A7, 5.25%, 1/25/18	1,601
36,446	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-MS5, Class 1A1, 5.00%, 3/25/18	37,272
358,338	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 5A, 5.00%, 6/25/19	369,516

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$134,052	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB4, Class 22A, 6.00%, 12/25/19	$138,747
		6,010,712
U.S. Government Agency Mortgage Backed Securities (13.2%)
2,721,528	Fannie Mae, Series 2013-68, Class NA, 1.00%, 3/25/42	2,636,202
1,401,656	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	1,284,751
81,581	Fannie Mae, 2.24%, 1/1/35, Pool #805386(a)	87,041
485,547	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	478,513
978,881	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(a)	983,116
22,396	Fannie Mae, 2.32%, 6/1/32, Pool #725286(a)	23,852
69,470	Fannie Mae, 2.41%, 2/1/30, Pool #556998(a)	74,161
38,959	Fannie Mae, 2.45%, 12/1/22, Pool #303247(a)	39,767
659,304	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	672,011
4,770,912	Fannie Mae, Series 2013-50, Class BE, 2.50%, 8/25/42	4,771,655
28,408	Fannie Mae, 3.00%, 7/1/27, Pool #123496(a)	28,540
665,603	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	695,145
1,074,540	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	1,107,936
1,170,602	Fannie Mae, Series 2012-38, Class AG, 3.00%, 2/25/39	1,194,131
3,042	Fannie Mae, Series 2004-90, Class XN, 4.35%, 3/25/34	3,099
67,572	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32(a)	70,567
9,719	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	10,705
31,914	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31(a)	37,659
481	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	563
2,849	Fannie Mae, Series 1993-250, Class Z, 7.00%, 12/25/23	2,941
1,833	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	2,099
6,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	6,937
24,561	Fannie Mae Whole Loan, Series 2001-W2, Class AF6, 6.59%, 10/25/31(a)	27,313
925,286	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	886,560
2,947	Freddie Mac, 1.63%, 3/1/17, Pool #350044(a)	3,062
18,085	Freddie Mac, 1.91%, 4/1/36, Pool #1N0148(a)	19,190
1,566,724	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	1,573,258
464,485	Freddie Mac, Series 3890, Class BA, 2.50%, 11/15/40	473,287
848,943	Freddie Mac, Series 3724, Class NE, 3.00%, 7/15/38	876,616
388,220	Freddie Mac, Series 4017, Class MA, 3.00%, 3/15/41	388,496
114,082	Freddie Mac, 4.00%, 9/1/33, Pool #N31025	117,512
37,481	Freddie Mac, Series 3238, Class LN, 4.50%, 6/15/35	38,030
1,199	Freddie Mac, Series 1599, Class C, 6.10%, 10/15/23	1,208
19,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	20,815
13,501	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21	14,706
1,339	Freddie Mac, Series 1568, Class D, 6.75%, 8/15/23	1,341
7,369	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21	8,151
5,385	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21	6,015
981	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21	1,107
3,398	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23	3,769
2,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26	2,306
7,050	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	8,087
5,076	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22	5,813
11,027	Government National Mortgage Assoc., 1.63%, 1/20/23, Pool #8123(a)	11,443
5,450	Government National Mortgage Assoc., 1.63%, 3/20/26, Pool #8832(a)	5,655
6,904	Government National Mortgage Assoc., 1.63%, 12/20/27, Pool #80141(a)	7,169
6,294	Government National Mortgage Assoc., 1.63%, 3/20/29, Pool #80263(a)	6,532
11,511	Government National Mortgage Assoc., 1.63%, 11/20/29, Pool #876947(a)	11,855
35,798	Government National Mortgage Assoc., 1.63%, 5/20/34, Pool #80916(a)	37,258
957,631	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	927,440
10,816	Government National Mortgage Assoc., 2.00%, 1/20/25, Pool #8580(a)	11,284
7,216	Government National Mortgage Assoc., 2.50%, 12/20/18, Pool #8437(a)	7,509
6,176	Government National Mortgage Assoc., 2.50%, 12/20/21, Pool #8889(a)	6,378
15,238	Government National Mortgage Assoc., 2.50%, 1/20/25, Pool #8585(a)	15,897
418,980	Government National Mortgage Assoc., Series 2012-14, Class PE, 3.00%, 11/20/40	424,162
1,759	Government National Mortgage Assoc., 4.00%, 2/20/16, Pool #8103(a)	1,840

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$179	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	$199
240	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	270
92	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	104
530	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	565
		20,163,593
Total Mortgage Backed Securities		52,150,113
Corporate Bonds (6.1%)
Beverages (1.8%)
2,853,000	Bottling Group LLC, 6.95%, 3/15/14	2,906,407
Computers & Peripherals (1.1%)
1,650,000	Cisco Systems, Inc., 2.90%, 11/17/14	1,691,288
Diversified Financial Services (0.5%)
545,000	General Electric Capital Corp., 1.63%, 7/2/15	553,513
227,000	SLM Corp., 6.55%, 12/2/13	227,079
		780,592
Financial Services (1.0%)
500,000	American Express Credit Corp., 1.75%, 6/12/15, MTN	508,789
300,000	BP Capital Markets PLC, 3.63%, 5/8/14	304,277
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12, MTN (d)	422,500
500,000	Preferred Term Securities IX, 2.05%, 4/3/33, Callable 1/6/14 @ 100*(a)(b)	290,000
327,041	Preferred Term Securities V, 2.35%, 4/3/32, Callable 1/6/14 @ 100*(a)(c)	40,880
406,542	Preferred Term Securities XXIII, 0.08%, 12/22/36 (b)(e)	203
		1,566,649
Insurance (0.7%)
1,000,000	MetLife Global Funding I, 1.70%, 6/29/15 (c)	1,016,077
Real Estate Investment Trusts (0.4%)
500,000	Arden Realty LP, 5.25%, 3/1/15, Callable 12/1/14 @ 100*	519,557
Telecommunications (0.6%)
900,000	Verizon New York, Inc., 7.00%, 12/1/33, Callable 12/1/13 @ 100*	900,000
Total Corporate Bonds		9,380,570
Municipal Bonds (1.4%)
Colorado (0.2%)
350,000	High Plains Co. Library District Cos. Certificate of Participation, 2.00%, 12/15/13	350,161
Florida (0.6%)
900,000	Florida State Board of Public Education, GO, Series A, 5.00%, 6/1/31, Callable 6/1/14 @ 101*	930,438
Oklahoma (0.3%)
200,000	Oklahoma County Finance Authority Educational Facilities, Lease Revenue, 4.00%, 3/1/14	201,800
230,000	Oklahoma State Capitol Improvement Authority State Facilities Revenue, Series B, 2.03%, 7/1/14	231,587
		433,387
Texas (0.3%)
500,000	Houston Texas, GO, Series B, 5.00%, 3/1/21, Callable 3/1/14 @ 100, NATL-RE*	505,855
Total Municipal Bonds		2,219,841
U.S. Government Agency Securities (4.2%)
Fannie Mae
1,500,000	1.02%, 12/10/18, Callable 6/10/14 @ 100*(f)	1,499,706
Fannie Mae Strips
1,000,000	12.14%, 11/15/16 (e)	968,815
Federal Home Loan Mortgage Corp.
462,490	Series 3819, 4.00%, 8/15/39	482,181
Freddie Mac
3,500,000	1.00%, 9/29/17	3,491,730
Total U.S. Government Agency Securities		6,442,432
U.S. Treasury Obligations (39.2%)
U.S. Treasury Notes
12,000,000	0.25%, 5/15/15	12,007,032
15,000,000	0.25%, 9/15/15	14,997,660
3,000,000	0.75%, 12/31/17	2,967,186
5,000,000	0.88%, 11/30/16	5,044,140
2,000,000	0.88%, 7/31/19	1,916,094
5,000,000	1.00%, 10/31/16	5,064,455
10,000,000	1.25%, 3/15/14	10,032,030
8,000,000	2.00%, 4/30/16	8,310,624
Total U.S. Treasury Obligations		60,339,221
Investment in Affiliates (7.8%)
12,004,798	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(g)	12,004,798
Total Investment in Affiliates		12,004,798
Total Investments (Cost $159,482,497) (h) — 100.7%		154,790,184
Liabilities in excess of other assets — (0.7)%		(1,150,798)
Net Assets — 100.0%		$153,639,386

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2013.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At November 30, 2013, illiquid securities were 0.3% of the Fund's net assets.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Issuer has defaulted on the payment of interest.
(e)	Rate represents the effective yield at purchase.
(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2013.
(g)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2013.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

GO	General Obligation
MTN	Medium Term Note
NATL-RE	National Public Finance Guarantee Corp.
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (8.2%)
$613,428	Aegis Asset Backed Securities Trust, Series 2004-4, Class A1, 0.53%, 10/25/34(a)	$600,857
698,068	Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.40%, 12/23/37(a)(b)	69,807
918,868	Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37(b)	91,887
336,820	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(a)	338,702
33,652	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(a)	35,230
178,273	Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27(c)	178,384
853,552	Renaissance Home Equity Loan Trust, Series 2004-2, Class AF4, 5.39%, 7/25/34(a)	874,348
126,941	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.76%, 9/25/33(a)	67,265
317,033	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, Class A5, 5.08%, 5/25/35(a)	323,605
Total Asset Backed Securities		2,580,085
Mortgage Backed Securities† (26.6%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.1%)
43,485	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34(a)	43,457
Alt-A - Fixed Rate Mortgage Backed Securities (7.0%)
49,612	Bank of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20	49,508
139,271	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	125,271
54,402	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	51,218
197,187	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A6, 5.50%, 5/25/35	9,259
39,481	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34	39,771
56,997	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1, 6.00%, 2/25/34	58,210
161,523	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	116,942
161,451	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36(a)	124,323
4,133	First Horizon Mortgage Pass-Through Trust, Series 2005-8, Class 2A1, 5.25%, 2/25/21	4,155
36,011	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34	37,703
34,644	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19	35,107
64,329	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34	67,459
35,346	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	36,011
127,601	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	130,117
52,146	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	53,526
17,606	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33	18,277
55,284	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34	58,864
68,055	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34	68,116
89,449	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.85%, 2/25/35(a)	89,602
131,028	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(a)	120,677
71,208	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35(a)	71,125
126,463	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(a)	72,931
73,233	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40(a)(c)	69,861
25,199	Residential Accredit Loans, Inc., Series 2003-QS1, Class A1, 5.00%, 1/25/33	25,496
27,838	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18	28,585
38,876	Residential Accredit Loans, Inc., Series 2005-QS2, Class A1, 5.50%, 2/25/35	37,637
142,595	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB, 5.75%, 2/25/34	149,249
44,338	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21	43,260
8,610	Residential Accredit Loans, Inc., Series 2002-QS19, Class A8, 6.00%, 12/25/32	8,702
41,394	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	33,141
64,921	Residential Asset Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36	47,013
93,868	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35	80,250

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$146,161	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36	$125,295
138,796	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35	114,253
		2,200,914
Prime Adjustable Rate Mortgage Backed Securities (5.6%)
29,253	Bank of America Funding Corp., Series 2004-B, Class 5A1, 2.83%, 11/20/34(a)	27,627
15,549	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 2.54%, 10/25/33(a)	15,671
53,390	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 2.85%, 11/25/34(a)	51,913
68,810	Countrywide Home Loans, Series 2004-12, Class 12A1, 2.67%, 8/25/34(a)	63,651
60,472	Countrywide Home Loans, Series 2004-2, Class 2A1, 2.71%, 2/25/34(a)	57,341
61,794	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 2.55%, 4/25/37(a)	43,687
101,469	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 2.68%, 10/25/36(a)	84,257
20,282	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 2.71%, 4/25/36(a)	17,992
665,000	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 2.79%, 9/25/35(a)	579,557
189,106	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 3.77%, 2/25/35(a)	190,360
7,263	Merrill Lynch Mortgage Investors Trust, Series 2005-A8, Class A1C1, 5.25%, 8/25/36(a)	7,266
12,781	RAAC, Series 2004-SP2, Class A1, 6.00%, 1/25/17(a)	12,985
408,994	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-6XS, Class A4, 0.81%, 3/25/35(a)	387,268
184,421	Structured Mortgage Loan, Series 2004-3AC, Class A1, 2.37%, 3/25/34(a)	181,683
64,706	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.32%, 8/20/35(a)	38,197
5,378	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 4.88%, 5/25/34(a)	5,384
		1,764,839
Prime Fixed Mortgage Backed Securities (5.3%)
76,753	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.06%, 9/25/35(a)	76,648
16,075	Bank of America Mortgage Securities, Series 2003-9, Class 3A1, 5.00%, 12/25/18	16,235
27,308	Bank of America Mortgage Securities, Series 2004-8, Class 3A1, 5.25%, 10/25/19	28,057
4,792	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	4,909
37,854	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37	37,298
24,580	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	24,911
28,776	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34	30,501
7,438	Countrywide Alternative Loan Trust, Series 2003-12CB, Class 2A1, 5.00%, 7/25/18	7,601
45,519	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	45,757
36,646	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	38,688
53,056	Countrywide Home Loans, Series 2003-40, Class A5, 4.50%, 10/25/18	54,384
15,741	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24	15,756
40,652	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35	36,755
27,280	Countrywide Home Loans, Series 2002-22, Class A20, 6.25%, 10/25/32	28,464
19,438	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19	19,877
11,509	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 1A5, 5.75%, 9/25/34	11,535
91,004	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33	95,089
52,338	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18	54,166
32,411	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	32,814
7,416	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19	7,641
2,626	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32	2,603

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$11,899	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	$12,292
84,371	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	87,591
9,004	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34	9,486
151,520	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32	156,777
3,025	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	3,112
21,886	Residential Funding Mortgage Securities I, Series 2003-S12, Class 2A1, 4.00%, 12/25/32	22,313
14,968	Residential Funding Mortgage Securities I, Series 2004-S5, Class 2A1, 4.50%, 5/25/19	15,369
30,377	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	30,380
592,914	Structured Asset Securities Corp., Series 2002-RM1, Class A, 0.82%, 10/25/37(a)	581,797
13,484	Structured Asset Securities Corp., Series 2002-3, Class A4, 6.40%, 3/25/32	13,718
4,417	Structured Asset Securities Corp., Series 2002-6, Class 1A5, 6.50%, 4/25/32	4,631
485	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30	489
27,044	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S6, Class 2A3, 4.75%, 7/25/18	27,864
5,166	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33	5,409
2,743	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	2,890
19,689	Wells Fargo Mortgage Backed Securities Trust, Series 2005-13, Class A1, 5.00%, 11/25/20	20,216
8,062	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A9, 5.50%, 3/25/36	8,051
46,349	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37	2,834
		1,674,908
U.S. Government Agency Mortgage Backed Securities (8.6%)
340,191	Fannie Mae, Series 2013-68, Class NA, 1.00%, 3/25/42	329,526
233,609	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	214,125
1,841	Fannie Mae, Series 1992-45, Class F, 2.09%, 4/25/22(a)	1,898
242,774	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	239,256
391,554	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(a)	393,249
10,423	Fannie Mae, 2.29%, 9/1/33, Pool #739372(a)	11,023
329,652	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	336,006
14,415	Fannie Mae, 2.63%, 7/1/23, Pool #224951(a)	15,322
16,379	Fannie Mae, 2.73%, 1/1/37, Pool #906675(a)	17,463
268,635	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	276,985
23,231	Fannie Mae, Series 2005-48, Class MD, 5.00%, 4/25/34	24,243
592	Fannie Mae, 6.00%, 4/1/35, Pool #735503	661
11,579	Fannie Mae, Series 1989-52, Class G, 6.00%, 8/25/19	12,363
23	Fannie Mae, Series 2002-27, Class GC, 6.00%, 5/25/17	24
6,352	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	6,938
5,234	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	5,947
24,801	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42	28,872
1,471	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31	1,726
7,471	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	8,538
5,516	Fannie Mae, Series G-32, Class L, 8.00%, 10/25/21	6,283
868	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	989
3,254	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	3,699
1,326	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	1,484
1,509	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	1,729
730	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	836
231,321	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	221,640
639	Freddie Mac, Series 1222, Class P, 2.17%, 3/15/22(a)	670
64,438	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	66,219
47,228	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	49,079
60,748	Freddie Mac, 5.18%, 8/1/34, Pool #755230(a)	65,021

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$2,493	Freddie Mac, Series 2419, Class QL, 5.50%, 3/15/17	$2,661
11,837	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21	12,524
6,000	Freddie Mac, Series 2470, Class LL, 6.00%, 7/15/32	6,736
8,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	8,764
9,191	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21	10,306
9,111	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22	10,309
6,337	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24	7,231
346	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	348
3,330	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21	3,771
6,999	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26	8,098
2,697	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21	3,056
13,084	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	14,928
16,688	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	19,142
2,216	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21	2,473
2,356	Freddie Mac, 9.00%, 5/1/16, Pool #170164	2,493
2,491	Freddie Mac, 9.00%, 6/1/16, Pool #170171	2,645
3,071	Freddie Mac, 9.00%, 9/1/16, Pool #170192	3,277
2,529	Freddie Mac, 9.50%, 6/1/16, Pool #274005	2,540
205,207	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	198,737
8,974	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	9,127
258	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	301
3,821	Government National Mortgage Assoc., Series 1996-20, Class D, 7.50%, 9/16/26	4,428
712	Government National Mortgage Assoc., 8.00%, 2/15/22, Pool #319029	715
5,232	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	5,527
1,749	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	2,015
317	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	368
802	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	926
3,332	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	3,827
14,014	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	16,221
12,352	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	14,086
706	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	723
		2,720,117
Total Mortgage Backed Securities		8,404,235
Corporate Bonds (10.8%)
Computers & Peripherals (1.3%)
400,000	Hewlett-Packard Co., 3.00%, 9/15/16	416,362
Financial Services (6.9%)
500,000	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23 (c)	514,129
500,000	Preferred Term Securities IX, 2.05%, 4/3/33, Callable 1/6/14 @ 100*(a)(b)	290,000
500,000	Preferred Term Securities XI, Class B-1, 1.85%, 9/24/33, Callable 1/6/14 @ 100*(a)(b)	275,000
973,987	Preferred Term Securities XX, Class B-2, 0.70%, 3/22/38, Callable 1/6/14 @ 100*(a)(c)	584,392
406,542	Preferred Term Securities XXIII, 0.08%, 12/22/36 (b)(d)	203
1,213,524	Preferred Term Securities XXVI, Series B-2, 0.81%, 9/22/37, Callable 1/6/14 @ 100*(a)(c)	521,815
		2,185,539
Security Brokers & Dealers (2.4%)
300,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	334,144
1,100,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (e)	220
365,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	429,330
		763,694
Telecommunications (0.2%)
50,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 1/6/14 @ 100*	48,512
Total Corporate Bonds		3,414,107
Taxable Municipal Bonds (1.3%)
Illinois (0.8%)
250,000	Illinois State, GO, Series B, 3.65%, 4/1/20	237,227
Missouri (0.5%)
165,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	171,737
Total Taxable Municipal Bonds		408,964
U.S. Government Agency Securities (8.6%)
Fannie Mae
500,000	1.00%, 4/17/28, Callable 4/17/14 @ 100*(f)	461,450

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Shares or Principal Amount	Security Description	Value

U.S. Government Agency Securities, continued:
Fannie Mae Strips
$1,000,000	12.14%, 11/15/16 (d)	$968,815
Federal Home Loan Bank
300,000	1.00%, 9/5/23, Callable 12/5/13 @ 100*(f)	300,022
1,000,000	1.00%, 9/13/23, Callable 12/13/13 @ 100*(f)	1,000,299
		1,300,321
Total U.S. Government Agency Securities		2,730,586
U.S. Treasury Obligations (39.5%)
U.S. Treasury Bonds
250,000	3.00%, 5/15/42	214,766
275,000	4.25%, 11/15/40	299,535
		514,301
U.S. Treasury Inflation Index Notes
844,000	0.13%, 1/15/23	822,852
U.S. Treasury Notes
1,500,000	0.25%, 4/30/14	1,500,762
1,500,000	0.25%, 9/15/15	1,499,766
2,000,000	1.00%, 10/31/16	2,025,782
1,000,000	1.00%, 11/30/19	955,938
1,500,000	1.38%, 6/30/18	1,510,196
500,000	1.50%, 7/31/16	513,750
1,000,000	1.75%, 5/31/16	1,033,359
250,000	2.00%, 11/15/21	243,828
500,000	2.13%, 5/31/15	514,239
1,000,000	2.13%, 2/29/16	1,040,078
300,000	3.63%, 2/15/20	332,578
		11,170,276
Total U.S. Treasury Obligations		12,507,429
Investment in Affiliates (3.5%)
1,114,059	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(g)	1,114,059
Total Investment in Affiliates		1,114,059
Total Investments (Cost $34,525,737) (h) — 98.5%		31,159,465
Other assets in excess of liabilities — 1.5%		488,890
Net Assets — 100.0%		$31,648,355

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2013.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At November 30, 2013, illiquid securities were 2.3% of the Fund's net assets.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Rate represents the effective yield at purchase.
(e)	Issuer has defaulted on the payment of interest.
(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2013.
(g)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2013.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

GO	General Obligation

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (2.2%)
$536,975	Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.40%, 12/23/37(a)(b)	$53,698
918,868	Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37(b)	91,887
676,292	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(a)	680,071
63,939	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(a)	66,936
188,351	Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27(c)	188,469
44,291	RAAC, Series 2004-SP1, Class AI4, 5.29%, 8/25/27(a)	44,279
168,143	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31(c)	163,771
Total Asset Backed Securities		1,289,111
Mortgage Backed Securities† (33.2%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.7%)
129,687	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 2.61%, 11/25/36(a)	89,146
69,738	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.50%, 1/25/34(a)	71,889
239,626	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36(a)	223,526
		384,561
Alt-A - Fixed Rate Mortgage Backed Securities (5.3%)
49,051	Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35	44,750
68,500	Bank of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	59,995
83,562	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	75,163
54,016	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37	38,558
202,737	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35	181,234
371,214	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	309,366
32,531	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	33,178
68,497	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36	55,452
421,001	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37	328,218
397,400	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36	300,403
84,916	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33	89,208
23,354	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25	23,579
125,749	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35	125,016
199,883	Master Alternative Loans Trust, Series 2004-10, Class 5A6, 5.75%, 9/25/34	203,080
116,761	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	121,007
159,501	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	162,646
52,146	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	53,526
64,675	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35	64,892
15,731	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33	16,266
38,821	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34	40,166
59,134	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	47,344
588,723	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	525,463
241,935	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	184,005
		3,082,515
Commercial Mortgage Backed Securities (1.6%)
927,304	LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class A6, 5.02%, 1/1/49(a)	941,813
Prime Adjustable Rate Mortgage Backed Securities (2.5%)
503,709	Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 2.43%, 2/25/36(a)	505,242
880,000	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 2.76%, 8/25/35(a)	829,378
26,782	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 5.18%, 6/25/36(a)	23,619
89,811	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 2.15%, 4/25/29(a)	88,660
20,890	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 5.31%, 6/25/36(a)	18,686
32,353	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.32%, 8/20/35(a)	19,099
		1,484,684
Prime Fixed Mortgage Backed Securities (7.1%)
35,271	Bank of America Funding Corp., Series 2005-3, Class 1A9, 5.25%, 6/25/35	35,447
33,011	Bank of America Mortgage Securities, Series 2004-7, Class 2A2, 5.75%, 8/25/34	33,130

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$662	Chase Mortgage Finance Corp., Series 2005-S1, Class 1A9, 5.50%, 5/25/35	$675
6,283	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32	6,434
367,315	Chaseflex Trust, Series 2006-2, Class A5, 5.65%, 9/25/36(a)	339,253
80,510	Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A2, 6.25%, 6/25/36	81,712
66,847	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	67,747
63,866	Countrywide Alternative Loan Trust, Series 2005-J3, Class 2A12, 5.50%, 5/25/35	36,067
63,901	Countrywide Home Loans, Series 2003-40, Class AS, 4.50%, 10/25/18	65,440
86,000	Countrywide Home Loans, Series 2003-34, Class A15, 5.25%, 9/25/33	86,509
1,000	Countrywide Home Loans, Series 2003-1, Class 1A2, 5.50%, 3/25/33	1,013
112,000	Countrywide Home Loans, Series 2003-14, Class A4, 5.50%, 6/25/33	114,570
15,123	Countrywide Home Loans, Series 2003-28, Class A8, 5.50%, 8/25/33	15,490
8,979	Countrywide Home Loans, Series 2003-J6, Class 1A1, 5.50%, 8/25/33	9,266
741	Countrywide Home Loans, Series 2004-4, Class A24, 5.50%, 5/25/34	742
23,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34	23,238
84,693	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	84,933
181,105	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	178,179
29,046	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34	30,250
35,881	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34	38,137
322,855	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37*	264,153
62,944	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 1A5, 5.50%, 12/25/34	63,650
221,642	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35	147,094
35,049	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	32,657
529	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	545
8,520	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.00%, 10/25/33(a)	8,868
97,596	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 5.14%, 4/25/36(a)	89,408
68,119	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	67,395
84,885	JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37(a)(c)	86,352
27,300	Master Asset Securitization Trust, Series 2003-7, Class 1A1, 5.50%, 9/25/33	28,008
9,100	Master Asset Securitization Trust, Series 2003-7, Class 1A2, 5.50%, 9/25/33	9,336
45,152	Master Asset Securitization Trust, Series 2005-1, Class 5A4, 5.50%, 5/25/35	45,033
12,315	Master Asset Securitization Trust, Series 2004-3, Class 5A1, 6.25%, 1/25/32	12,522
105,847	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	109,887
13,365	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33	13,621
1,000,000	Prime Mortgage Trust, Series 2005-4, Class 2A3, 5.50%, 10/25/35	330,222
376,545	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32	382,516
2,017	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	2,075
92,020	Structured Asset Securities Corp., Series 2002-RM1, Class A, 0.82%, 10/25/37(a)(c)	90,294
12,870	Structured Asset Securities Corp., Series 2005-6, Class 4A1, 5.00%, 5/25/35	12,948
43,667	Structured Asset Securities Corp., Series 2004-3, Class 3A1, 5.50%, 3/25/19	44,868
80,128	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34	81,658
48,381	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36	16,880
712,000	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35	618,654
36,299	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34	38,190
246,388	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	259,543
29,380	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	30,581

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$31,130	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37	$1,903
		4,137,093
U.S. Government Agency Mortgage Backed Securities (16.0%)
300,000	Fannie Mae, 1.63%, 10/26/15	307,382
747,550	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	685,200
485,547	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	478,512
489,442	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(a)	491,559
61,575	Fannie Mae, 2.39%, 2/1/33, Pool #683235(a)	64,049
31,699	Fannie Mae, 2.45%, 12/1/27, Pool #422279(a)	33,650
659,304	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	672,010
665,603	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	695,144
268,635	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	276,984
873,583	Fannie Mae, Series 2012-38, Class AG, 3.00%, 2/25/39	891,141
223,308	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	233,098
2,046	Fannie Mae, 4.50%, 5/1/19, Pool #761398	2,179
626	Fannie Mae, 5.00%, 3/1/18, Pool #688031	667
2,152	Fannie Mae, 5.00%, 8/1/33, Pool #730856	2,343
1,012	Fannie Mae, 5.00%, 7/1/35, Pool #832198	1,099
1,258	Fannie Mae, 5.50%, 2/1/33, Pool #683351	1,379
610	Fannie Mae, 5.50%, 9/1/34, Pool #725773	668
13,787	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	15,166
9,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	10,015
13,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	14,744
32,813	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	36,370
27,113	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	30,923
105,349	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 3.03%, 8/25/42(a)	110,745
45,704	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 5.48%, 11/25/32(a)	48,400
508,907	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	487,607
313,345	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	314,652
32,721	Freddie Mac, 2.25%, 4/1/24, Pool #409624(a)	33,024
802,098	Freddie Mac, Series 4009, Class PK, 2.50%, 6/15/41	818,876
143,434	Freddie Mac, Series 3879, Class NK, 3.00%, 5/15/39	147,676
144,985	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	148,992
817,325	Freddie Mac, Series 4012, Class MH, 3.00%, 11/15/40	836,666
243,290	Freddie Mac, Series 3780, Class MK, 3.50%, 10/15/40	257,202
396,030	Freddie Mac, Series 4051, Class YD, 3.50%, 3/15/41	394,012
47,228	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	49,079
10,524	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	11,534
1,366	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	1,518
8,595	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	9,609
1,225	Freddie Mac, Series 3133, Class TD, 6.00%, 9/15/34	1,227
4,509	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	5,047
44,895	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	51,116
719	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	792
3,292	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21	3,505
2,695	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	2,706
13,815	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	15,763
342,011	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	331,229
220,036	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	234,456
9,153	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	10,190
16,670	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	18,886
12,945	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	14,633
11,770	Government National Mortgage Assoc., Series 1996-20, Class J, 7.50%, 9/20/26	13,931
250	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	285
5,808	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	6,675
		9,324,315
Total Mortgage Backed Securities		19,354,981
Corporate Bonds (6.9%)
Computers & Peripherals (0.9%)
505,000	Hewlett-Packard Co., 4.38%, 9/15/21	508,421
Financial Services (3.0%)
100,000	BP Capital Markets PLC, 3.63%, 5/8/14	101,426

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Financial Services, continued:
$3,000	Citigroup, Inc., 5.13%, 5/5/14	$3,059
750,000	JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23 (c)	771,194
1,000,000	Preferred Term Securities IX, Series 144, 2.05%, 4/3/33, Callable 1/6/14 @ 100*(a)(b)	580,000
500,000	Preferred Term Securities XI, Class B-1, 1.85%, 9/24/33, Callable 1/6/14 @ 100*(a)(b)	275,000
203,271	Preferred Term Securities XXIII, 0.08%, 12/22/36 (b)(d)	102
		1,730,781
Security Brokers & Dealers (2.3%)
500,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	556,907
700,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (e)	140
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	823,371
		1,380,418
Telecommunication Services (0.3%)
130,000	Verizon Communications, Inc., 8.75%, 11/1/18	167,186
Telecommunications (0.4%)
126,000	Qwest Corp., 6.88%, 9/15/33, Callable 1/6/14 @ 100*	122,249
135,000	Qwest Corp., Series MBIA, 6.88%, 9/15/33, Callable 1/6/14 @ 100*	130,981
		253,230
Total Corporate Bonds		4,040,036
Taxable Municipal Bonds (1.1%)
Illinois (0.7%)
400,000	Illinois State, GO, Series B, 3.65%, 4/1/20	379,564
Missouri (0.4%)
135,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	140,512
125,000	Missouri State Housing Development Community Single Family Mortgage Revenue, 5.78%, 3/1/38, Callable 9/1/16 @ 100, Insured by: GNMA, FNMA, FHLMC*	131,845
		272,357
Total Taxable Municipal Bonds		651,921
U.S. Government Agency Securities (10.2%)
Fannie Mae
1,000,000	1.00%, 4/17/28, Callable 4/17/14 @ 100*(f)	922,899
1,500,000	1.02%, 12/10/18, Callable 6/10/14 @ 100*(f)	1,499,705
		2,422,604
Fannie Mae Strips
500,000	12.14%, 11/15/16 (d)	484,408
Federal Home Loan Bank
1,000,000	1.00%, 3/13/23, Callable 12/13/13 @ 100*(f)	971,644
1,000,000	1.00%, 9/13/23, Callable 12/13/13 @ 100*(f)	1,000,299
100,000	1.25%, 10/29/21 (f)	94,863
		2,066,806
Freddie Mac
1,000,000	1.25%, 11/20/18, Callable 5/20/14 @ 100*(f)	1,001,514
Total U.S. Government Agency Securities		5,975,332
U.S. Treasury Obligations (37.5%)
U.S. Treasury Bonds
2,794,000	3.00%, 5/15/42	2,400,219
925,000	4.25%, 11/15/40	1,007,528
		3,407,747
U.S. Treasury Inflation Index Notes
1,436,000	0.13%, 1/15/23	1,400,019
U.S. Treasury Notes
1,000,000	0.25%, 9/15/15	999,844
6,000,000	1.00%, 10/31/16	6,077,345
250,000	1.25%, 8/31/15	254,356
3,000,000	1.38%, 2/28/19	2,987,814
1,000,000	1.50%, 7/31/16	1,027,500
500,000	1.75%, 5/31/16	516,680
1,875,000	2.00%, 11/15/21	1,828,710
500,000	3.63%, 2/15/20	554,297
2,500,000	3.63%, 2/15/21	2,755,470
		17,002,016
Total U.S. Treasury Obligations		21,809,782
Investment in Affiliates (10.6%)
6,189,735	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(g)	6,189,735
Total Investment in Affiliates		6,189,735
Total Investments (Cost $62,267,354) (h) — 101.7%		59,310,898
Liabilities in excess of other assets — (1.7)%		(1,005,212)
Net Assets — 100.0%		$58,305,686

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

(a)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2013.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At November 30, 2013, illiquid securities were 1.7% of the Fund's net assets.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Rate represents the effective yield at purchase.
(e)	Issuer has defaulted on the payment of interest.
(f)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2013.
(g)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2013.
(h)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (52.1%)
Aerospace & Defense (1.0%)
1,005	Alliant Techsystems, Inc.	$121,836
307	Arch Capital Group Ltd.(a)	18,061
1,493	General Dynamics Corp.	136,848
158	Lockheed Martin Corp.	22,384
892	Northrop Grumman Corp.	100,511
86	Precision Castparts Corp.	22,227
2,603	Raytheon Co.	230,833
127	The Boeing Co.	17,050
		669,750
Air Freight & Logistics (0.1%)
884	United Parcel Service, Inc., Class B	90,504
Airlines (0.5%)
3,643	Alaska Air Group, Inc.	283,207
217	Copa Holdings SA ADR, Class A	32,858
2,157	Southwest Airlines Co.	40,099
		356,164
Apparel Manufacturers (0.6%)
175	Coach, Inc.	10,133
5,748	Foot Locker, Inc.	223,539
1,432	NIKE, Inc., Class B	113,328
172	Ralph Lauren Corp.	30,140
260	VF Corp.	60,991
		438,131
Auto Manufacturers (0.4%)
16,621	Ford Motor Co.	283,887
226	General Motors Co.(a)	8,753
		292,640
Auto Parts & Equipment (0.3%)
183	Advance Auto Parts, Inc.	18,485
3,027	Gentex Corp.	90,235
406	Lear Corp.	33,661
67	O'Reilly Automotive, Inc.(a)	8,372
1,053	TRW Automotive Holdings Corp.(a)	81,713
		232,466
Banking (3.0%)
2,537	BB&T Corp.	88,135
211	Comerica, Inc.	9,569
1,379	East West Bancorp, Inc.	47,272
4,535	Fifth Third Bancorp	92,151
11,094	First Niagara Financial Group, Inc.	123,587
8,157	FNB Corp.	103,675
10,202	JPMorgan Chase & Co.	583,759
1,611	KeyCorp	20,540
77	M&t Bank Corp.	8,883
3,765	PNC Financial Services Group	289,717
253	SVB Financial Group(a)	25,614
15,088	TrustCo Bank Corp. NY	114,669
7,731	U.S. Bancorp	303,210
6,968	Wells Fargo & Co.	306,732
		2,117,513
Beverages (1.0%)
38	Beam, Inc.	2,566
321	Brown-Forman Corp., Class B	24,081
1,690	Constellation Brands, Inc., Class A(a)	118,993
64	Dr Pepper Snapple Group, Inc.	3,089
2,103	Molson Coors Brewing Co., Class B	110,765
425	Monster Beverage Corp.(a)	25,152
3,593	PepsiCo, Inc.	303,464
2,340	The Coca-Cola Co.	94,045
		682,155
Biotechnology (0.5%)
115	Alexion Pharmaceuticals, Inc.(a)	14,318
827	Amgen, Inc.	94,343
142	Biogen Idec, Inc.(a)	41,318
907	BioMarin Pharmaceutical, Inc.(a)	63,835
295	Celgene Corp.(a)	47,722
81	Life Technologies Corp.(a)	6,132
3,034	Myriad Genetics, Inc.(a)	90,262
106	Regeneron Pharmaceuticals(a)	31,149
		389,079
Broadcasting/Cable (0.4%)
668	CBS Corp., Class B	39,118
3,421	Comcast Corp., Class A	170,606
256	Time Warner Cable, Inc.	35,384
		245,108
Building Materials (0.2%)
2,036	The Valspar Corp.	143,762
Building Products (0.3%)
5,914	Owens Corning, Inc.(a)	231,592
Business Equipment & Services (0.1%)
915	Paychex, Inc.	40,013
Capital Markets (0.5%)
1,354	Federated Investors, Inc., Class B	36,951
2,477	Invesco Ltd.	86,323
480	LPL Financial Holdings, Inc.	20,578
5,374	New Mountain Finance Corp.	80,986
3,012	Raymond James Financial, Inc.	145,119
1,373	SEI Investments Co.	46,105
		416,062
Chemicals (1.0%)
817	Airgas, Inc.	88,751
667	Cytec Industries, Inc.	59,683
1,768	E.I. du Pont de Nemours & Co.	108,520
1,434	Ecolab, Inc.	153,682
125	Monsanto Co.	14,166
1,499	Praxair, Inc.	189,264
74	Sigma-Aldrich Corp.	6,382
530	W.R. Grace & Co.(a)	50,896
647	Westlake Chemical Corp.	72,839
		744,183
Commercial Services & Supplies (0.4%)
367	Cintas Corp.	20,369
2,000	Corrections Corp. of America	66,700
6,082	Knoll, Inc.	107,956
51	Stericycle, Inc.(a)	5,991
1,411	Total System Services, Inc.	43,812
88	Verisk Analytics, Inc., Class A(a)	5,730
183	Waste Management, Inc.	8,359
		258,917
Communications Equipment (0.2%)
1,930	Harris Corp.	124,504
1,714	Juniper Networks, Inc.(a)	34,743
		159,247
Computer Software & Services (1.3%)
302	Adobe Systems, Inc.(a)	17,148
1,093	Citrix Systems, Inc.(a)	64,837
4,471	EMC Corp.	106,633

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Computer Software & Services, continued:
191	FactSet Research Systems, Inc.	$21,583
12,679	Microsoft Corp.	483,449
225	Motorola Solutions, Inc.	14,823
2,617	Oracle Corp.	92,354
2,698	VeriSign, Inc.(a)	153,408
		954,235
Computers & Peripherals (2.0%)
1,512	Apple, Inc.	840,777
8,991	Cisco Systems, Inc.	191,059
3,557	Diebold, Inc.	121,400
467	International Business Machines Corp.	83,911
2,370	Lexmark International, Inc., Class A	83,827
907	Quanta Services, Inc.(a)	26,856
56	Western Digital Corp.	4,202
		1,352,032
Construction & Engineering (0.3%)
2,897	AECOM Technology Corp.(a)	84,187
2,035	Jacobs Engineering Group, Inc.(a)	121,632
		205,819
Consumer Finance (0.1%)
734	American Express Co.	62,977
Consumer Products (0.9%)
1,569	Church & Dwight Co., Inc.	102,378
568	Colgate-Palmolive Co.	37,380
286	Snap-on, Inc.	30,359
389	The Clorox Co.	36,243
5,547	The Procter & Gamble Co.	467,169
		673,529
Containers & Packaging (0.4%)
1,240	Ball Corp.	61,974
1,085	Bemis Co., Inc.	42,348
226	Crown Holdings, Inc.(a)	9,976
2,681	Greif, Inc., Class A	147,321
		261,619
Data Processing & Outsourced Services (0.0%)
826	CoreLogic, Inc.(a)	29,100
Distribution/Wholesale (0.1%)
853	Fastenal Co.	39,690
94	Genuine Parts Co.	7,787
906	LKQ Corp.(a)	30,034
144	MSC Industrial Direct Co., Inc., Class A	11,066
		88,577
Diversified Consumer Services (0.3%)
4,392	Hillenbrand, Inc.	123,415
2,124	Weight Watchers International, Inc.	68,839
		192,254
Diversified Financial Services (0.7%)
1,811	Berkshire Hathaway, Inc., Class B(a)	211,036
1,312	Goldman Sachs Group, Inc.	221,649
637	Moody's Corp.	47,539
		480,224
Diversified Manufacturing Operations (2.5%)
1,112	3M Co.	148,463
13,113	Corning, Inc.	223,970
2,084	Danaher Corp.	155,883
1,766	Donaldson Co., Inc.	73,695
18,476	General Electric Co.	492,571
2,279	Honeywell International, Inc.	201,714
3,135	Johnson & Johnson	296,759
2,425	Packaging Corp. of America	148,556
		1,741,611
Diversified Telecommunication Services (0.2%)
3,862	CenturyLink, Inc.	118,564
Electric Integrated (0.3%)
122	Consolidated Edison, Inc.	6,736
775	Duke Energy Corp.	54,219
377	Integrys Energy Group, Inc.	20,260
2,636	Pepco Holdings, Inc.	50,294
786	PPL Corp.	24,138
522	Southern Co.	21,209
		176,856
Electric Utilities (0.8%)
4,904	Ameren Corp.	175,808
164	American Electric Power Co., Inc.	7,718
2,704	Edison International	124,952
859	Entergy Corp.	53,164
7,636	FirstEnergy Corp.	249,163
189	Northeast Utilities	7,764
451	NV Energy, Inc.	10,666
		629,235
Electrical Components & Equipment (0.0%)
147	AMETEK, Inc.	7,235
150	Hubbell, Inc., Class B	16,187
43	Rockwell Automation, Inc.	4,884
		28,306
Electronic Components/Instruments (0.5%)
98	Amphenol Corp., Class A	8,330
895	FLIR Systems, Inc.	26,555
1,774	L-3 Communications Holdings, Inc.	183,538
1,223	Thermo Fisher Scientific, Inc.	123,340
		341,763
Energy Equipment & Services (0.8%)
1,123	Atwood Oceanics, Inc.(a)	59,025
784	Cameron International Corp.(a)	43,426
1,879	GulfMark Offshore, Inc., Class A	92,747
881	Oceaneering International, Inc.	68,004
296	Superior Energy Services, Inc.(a)	7,542
4,764	The Williams Cos., Inc.	167,788
2,570	Transocean Ltd.	129,477
		568,009
Entertainment (0.2%)
121	Activision Blizzard, Inc.	2,082
1,636	Hasbro, Inc.	88,050
64	Liberty Media Corp.(a)	9,821
3,552	Regal Entertainment Group, Class A	69,193
		169,146
Financial Services (0.9%)
462	Discover Financial Services	24,625
818	Eaton Vance Corp.	34,201
808	Franklin Resources, Inc.	44,755
2,733	SLM Corp.	72,834
1,744	T. Rowe Price Group, Inc.	140,322
3,084	The NASDAQ OMX Group, Inc.	121,170
1,199	Visa, Inc., Class A	243,949
		681,856
Food & Staples Retailing (0.2%)
354	Bunge Ltd.	28,362

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Food & Staples Retailing, continued:
1,737	CVS Caremark Corp.	$116,310
		144,672
Food Products (1.1%)
250	ConAgra Foods, Inc.	8,248
608	Dean Foods Co.(a)	10,932
2,440	Flowers Foods, Inc.	53,021
390	General Mills, Inc.	19,668
40	Green Mountain Coffee Roasters, Inc.(a)	2,695
1,054	Hain Celestial Group, Inc.(a)	87,155
91	Hershey Co.	8,817
1,096	Hillshire Brands Co.	36,628
461	Ingredion, Inc.	31,883
146	Kellogg Co.	8,853
10	McCormick & Co.	690
4,486	Mondelez International, Inc.	150,415
1,509	Nestle SA ADR	110,323
3,802	Snyder's-Lance, Inc.	109,536
67	The J.M. Smucker Co.	6,984
3,249	Tyson Foods, Inc., Class A	102,961
		748,809
Food Products & Services (0.8%)
1,537	Campbell Soup Co.	59,528
2,725	Hormel Foods Corp.	122,680
353	Sysco Corp.	11,871
7,649	The Kroger Co.	319,345
486	Whole Foods Market, Inc.	27,508
		540,932
Gas (0.3%)
127	Air Products & Chemicals, Inc.	13,821
1,462	National Fuel & Gas Co.	98,655
700	Sempra Energy	61,908
1,522	UGI Corp.	61,276
		235,660
Health Care Equipment & Supplies (0.9%)
333	Baxter International, Inc.	22,794
1,107	CareFusion Corp.(a)	44,113
384	Edwards Lifesciences Corp.(a)	25,164
3,930	Medtronic, Inc.	225,267
1,019	Qiagen NV(a)	23,733
202	ResMed, Inc.	9,860
2,246	St. Jude Medical, Inc.	131,211
923	The Cooper Cos., Inc.	121,596
397	Varian Medical Systems, Inc.(a)	30,986
100	Zimmer Holdings, Inc.	9,141
		643,865
Health Care Providers & Services (1.3%)
51	AmerisourceBergen Corp.	3,597
205	Cardinal Health, Inc.	13,243
1,758	Cerner Corp.(a)	101,032
171	CIGNA Corp.	14,954
1,816	Community Health System, Inc.	74,910
480	Express Scripts Holding Co.(a)	32,328
933	HCA Holdings, Inc.	43,310
599	Health Management Assoicates, Inc., Class A(a)	7,841
4,170	Health Net, Inc.(a)	127,394
57	Humana, Inc.	5,927
315	Laboratory Corp. of America Holdings(a)	32,083
766	LifePoint Hospitals, Inc.(a)	39,242
2,222	Omnicare, Inc.	127,276
15	Quest Diagnostics, Inc.	914
2,373	UnitedHealth Group, Inc.	176,741
2,953	VCA Antech, Inc.(a)	88,442
112	WellPoint, Inc.	10,403
		899,637
Health Care Providers & Servicess (0.0%)
361	Tenet Healthcare Corp.(a)	15,577
Home Builders (0.1%)
1,362	Thor Industries, Inc.	73,643
Hotels, Restaurants & Leisure (0.9%)
1,447	Bally Technologies, Inc.(a)	107,903
242	Brinker International, Inc.	11,381
20	Chipotle Mexican Grill, Inc.(a)	10,477
344	Hyatt Hotels Corp.(a)	16,639
6,129	International Game Technology	107,196
2,135	Marriott International, Inc., Class A	100,388
457	Panera Bread Co.(a)	80,839
1,861	Penn National Gaming, Inc.(a)	26,873
3,074	Six Flags Entertainment Corp.	114,383
903	Wyndham Worldwide Corp.	64,754
47	Wynn Resorts Ltd.	7,796
		648,629
Household Durables (0.4%)
1,186	Jarden Corp.(a)	66,701
1,373	Leggett & Platt, Inc.	41,478
2,441	MDC Holdings, Inc.	73,767
1,137	Tupperware Brands Corp.	103,854
		285,800
Household Products (0.2%)
129	Energizer Holdings, Inc.	14,235
2,261	The Scotts Miracle-Gro Co.	132,449
		146,684
Industrial Conglomerates (0.3%)
1,580	Siemens AG	208,750
Insurance (1.9%)
15,111	Aegon NV	134,185
1,690	American International Group, Inc.	84,078
1,024	Axis Capital Holdings Ltd.	50,309
372	Cincinnati Financial Corp.	19,497
66	Everest Re Group Ltd.	10,351
1,874	Fidelity National Financial, Inc., Class A	54,477
282	HCC Insurance Holdings, Inc.	12,966
388	Kemper Corp.	14,558
4,588	Marsh & McLennan Cos., Inc.	217,700
1,482	Principal Financial Group, Inc.	75,034
2,115	Progressive Corp.	59,072
1,168	Prudential Financial, Inc.	103,672
619	StanCorp Financial Group, Inc.	39,684
2,020	The Allstate Corp.	109,625
923	The Chubb Corp.	89,023
639	Torchmark Corp.	48,564
1,111	Travelers Companies, Inc.	100,812
1,334	XL Group PLC	42,675
		1,266,282

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Internet (0.9%)
1,728	eBay, Inc.(a)	$87,299
4,230	Facebook, Inc., Class A(a)	198,852
322	Google, Inc., Class A(a)	341,188
		627,339
Internet & Catalog Retail (0.2%)
319	Amazon.com, Inc.(a)	125,565
30	Priceline.com, Inc.(a)	35,770
		161,335
Internet Software & Services (0.1%)
618	IAC/InterActiveCorp	35,356
Investment Banking & Brokerage (0.0%)
403	Lazard Ltd., Class A	16,817
Investment Companies (0.1%)
4,037	Golub Capital BDC, Inc.	75,936
IT Services (0.8%)
31	Alliance Data Systems Corp.(a)	7,510
296	Automatic Data Processing, Inc.	23,686
1,337	Broadridge Financial Solutions, Inc.	51,007
181	Cognizant Technology Solutions Corp.(a)	16,994
3,386	Computer Sciences Corp.	178,171
901	Fidelity National Services, Inc.	45,663
1,041	Fiserv, Inc.(a)	114,395
185	Mastercard, Inc., Class A	140,750
		578,176
Leisure Equipment & Products (0.0%)
416	Mattel, Inc.	19,248
Life Sciences Tools & Services (0.3%)
65	BIO-RAD Laboratories, Inc.(a)	7,970
1,370	Bruker Corp.(a)	26,496
1,131	Covance, Inc.(a)	95,434
599	Illumina, Inc.(a)	58,702
		188,602
Machinery (1.2%)
290	AGCO Corp.	16,901
428	Crane Co.	26,669
1,407	Flowserve Corp.	100,431
115	Graco, Inc.	8,881
839	Illinois Tool Works, Inc.	66,768
480	Kennametal, Inc.	22,790
1,088	Lincoln Electric Holdings, Inc.	77,770
713	McGrath Rentcorp	27,729
194	MSCI, Inc.(a)	8,612
1,109	Oshkosh Corp.	54,064
58	Roper Industries, Inc.	7,523
2,072	Terex Corp.(a)	75,255
1,215	Trinity Industries, Inc.	63,071
2,037	United Technologies Corp.	225,821
		782,285
Marine (0.0%)
337	Kirby Corp.(a)	31,830
Media (1.3%)
4,739	AOL, Inc.(a)	211,265
3,666	Cablevision Systems Corp.	61,479
1,462	DIRECTV(a)	96,653
327	Discovery Communications, Inc., Class A(a)	28,537
526	Gannett Co., Inc.	14,234
59	Omnicom Group, Inc.	4,216
51	Scripps Networks Interactive	3,804
165	The McGraw-Hill Cos., Inc.	12,293
996	Thomson Reuters Corp.	37,230
275	Time Warner, Inc.	18,070
4,761	Twenty-First Century Fox, Inc.	159,446
197	Viacom, Inc., Class B	15,793
2,967	Walt Disney Co.	209,292
		872,312
Medical Equipment & Supplies (0.2%)
1,031	AMC Networks, Inc.(a)	66,180
121	Becton, Dickinson & Co.	13,139
24	Intuitive Surgical, Inc.(a)	9,046
924	Sirona Dental Systems, Inc.(a)	63,552
185	Stryker Corp.	13,768
		165,685
Metals & Mining (0.2%)
765	Cliffs Natural Resources, Inc.	19,133
191	Compass Minerals International, Inc.	13,666
1,768	Nucor Corp.	90,274
288	Reliance Steel & Aluminum Co.	21,177
		144,250
Miscellaneous Manufacturing (0.4%)
3,408	Eaton Corp. PLC	247,625
778	Ingersoll-Rand PLC	55,565
		303,190
Multiline Retail (0.0%)
79	Dollar General Corp.(a)	4,498
263	Family Dollar Stores, Inc.	18,350
		22,848
Multi-Utilities (0.1%)
229	Dominion Resources, Inc. VA	14,865
102	DTE Energy Co.	6,807
158	Public Service Enterprise Group, Inc.	5,165
69	Wisconsin Energy Corp.	2,882
292	Xcel Energy, Inc.	8,182
		37,901
Office Services & Supplies (0.1%)
803	Avery Dennison Corp.	39,267
Oil & Gas Exploration, Production and Services (1.3%)
1,666	Baker Hughes, Inc.	94,895
876	CVR Energy, Inc.	34,584
170	Diamond Offshore Drilling, Inc.	10,209
221	Dril-Quip, Inc.(a)	23,992
767	Helmerich & Payne, Inc.	59,059
2,962	Murphy Oil Corp.	192,323
1,322	Noble Energy, Inc.	92,857
87	Oil States International, Inc.(a)	8,904
6,452	Patterson-UTI Energy, Inc.	150,396
1,598	Questar Corp.	35,987
452	Schlumberger Ltd.	39,966
463	Southwestern Energy Co.(a)	17,900
1,170	Ultra Petroleum Corp.(a)	23,950
1,277	Whiting Petroleum Corp.(a)	77,131
		862,153
Oil, Gas & Consumable Fuels (1.0%)
751	Anardarko Petroleum Corp.	66,704
2,077	Cabot Oil & Gas Production	71,553
551	Concho Resources, Inc.(a)	57,265
759	Dresser-Rand Group, Inc.(a)	42,838

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
300	Hess Corp.	$24,339
2,023	Kinder Morgan, Inc.	71,897
346	Marathon Petroleum Corp.	28,628
539	Pbf Energy, Inc.	15,550
1,696	QEP Resources, Inc.	54,306
1,855	Royal Dutch Shell PLC ADR	123,729
1,070	RPC, Inc.	18,907
3,214	Spectra Energy Corp.	107,830
		683,546
Oil-Integrated Companies (2.3%)
4,190	Chevron Corp.	513,023
4,516	ConocoPhillips	328,765
5,964	Exxon Mobil Corp.	557,514
3,105	Marathon Oil Corp.	111,904
1,830	Occidental Petroleum Corp.	173,777
		1,684,983
Paper & Forest Products (0.3%)
1,233	Kimberly-Clark Corp.	134,594
1,457	MeadWestvaco Corp.	51,155
589	Plum Creek Timber Co., Inc.	25,763
		211,512
Pharmaceuticals (1.5%)
936	Abbott Laboratories	35,746
2,729	Abbvie, Inc.	132,220
1,398	Bristol-Myers Squibb Co.	71,829
2,264	Eli Lilly & Co.	113,698
276	Forest Laboratories, Inc.(a)	14,162
915	Gilead Sciences, Inc.(a)	68,451
4,893	Merck & Co., Inc.	243,819
56	Perrigo Co.	8,730
6,067	Pfizer, Inc.	192,506
2,177	Roche Holding AG ADR	152,499
		1,033,660
Professional Services (0.3%)
2,600	Nielsen Holdings NV	112,216
1,632	Robert Half International, Inc.	63,044
72	The Dun & Bradstreet Corp.	8,413
		183,673
Property & Casualty Insurance (0.1%)
287	Endurance Specialty Holdings Ltd.	16,330
538	Hanover Insurance Group, Inc.	32,447
		48,777
Real Estate Investment Trusts (1.3%)
1,661	American Capital Ltd.(a)	25,413
2,380	Annaly Capital Management, Inc.	24,181
432	Apartment Investment & Management Co., Class A	10,848
22	AvalonBay Cmntys, Inc.	2,608
6,863	Campus Crest Communities, Inc.	68,287
792	CBRE Group, Inc., Class A(a)	19,198
3,285	Chesapeake Lodging Trust	78,412
1,387	Commonwealth REIT	33,108
2,423	DDR Corp.	38,744
1,294	Douglas Emmett, Inc.	29,735
56	Equity Residential	2,886
568	Extra Space Storage, Inc.	23,811
7,881	General Growth Properties, Inc.	163,530
140	Home Properties, Inc.	7,361
269	Jones Lang LaSalle, Inc.	26,287
869	Liberty Property Trust	28,147
2,179	MFA Financial, Inc.	15,885
155	Public Storage, Inc.	23,669
638	Rayonier, Inc.	28,142
1,849	Senior Housing Properties Trust	41,879
175	Simon Property Group, Inc.	26,224
1,668	Stag Industrial, Inc.	36,162
334	Taubman Centers, Inc.	21,837
60	Ventas, Inc.	3,410
420	Weingarten Realty Investors	11,987
109	WP Carey, Inc.	6,842
		798,593
Restaurants (0.6%)
1,768	Cheesecake Factory, Inc.	86,190
2,202	Darden Restaurants, Inc.	117,433
956	McDonald's Corp.	93,086
1,081	Starbucks Corp.	88,058
277	Yum! Brands, Inc.	21,517
		406,284
Retail (1.5%)
4,865	American Eagle Outfitters, Inc.	79,154
183	AutoZone, Inc.(a)	84,473
132	Bed Bath & Beyond, Inc.(a)	10,300
2,864	Chico's FAS, Inc.	53,528
261	Costco Wholesale Corp.	32,737
137	Dollar Tree, Inc.(a)	7,624
1,102	Home Depot, Inc.	88,898
3,828	Nordstrom, Inc.	238,139
155	Signet Jewelers Ltd.	11,910
2,219	Target Corp.	141,861
434	Walgreen Co.	25,693
1,025	Wal-Mart Stores, Inc.	83,035
1,632	Williams-Sonoma, Inc.	96,484
		953,836
Road & Rail (0.0%)
650	Con-Way, Inc.	26,904
Semiconductors (1.3%)
99	Altera Corp.	3,193
180	Analog Devices, Inc.	8,680
436	Cree, Inc.(a)	24,329
6,945	Intel Corp.	165,568
1,519	Lam Research Corp.(a)	79,155
746	Maxim Integrated Products, Inc.	21,246
3,747	Microchip Technology, Inc.	162,207
2,212	NXP Semiconductors NV(a)	94,010
2,753	ON Semiconductor Corp.(a)	19,519
634	Silicon Laboratories, Inc.(a)	24,758
1,281	Skyworks Solutions, Inc.(a)	34,062
2,698	Teradyne, Inc.(a)	45,947
2,118	Texas Instruments, Inc.	91,074
2,470	Xilinx, Inc.	109,742
		883,490
Software (0.4%)
262	Amdocs Ltd.	10,601
74	CA, Inc.	2,442
1,168	Cadence Design Systems, Inc.(a)	15,476
288	Intuit, Inc.	21,378
1,525	Rovi Corp.(a)	28,060
1,148	Salesforce.com, Inc.(a)	59,800

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Software, continued:
353	Solarwinds, Inc.(a)	$11,804
683	Splunk, Inc.(a)	49,286
437	Symantec Corp.	9,828
691	Synopsys, Inc.(a)	25,311
518	VMware, Inc., Class A(a)	41,766
		275,752
Specialty Retail (0.8%)
2,366	Gap, Inc. (The)	96,934
2,952	GUESS?, Inc.	101,135
1,376	L Brands, Inc.	89,426
900	Lowe's Cos., Inc.	42,732
198	PetSmart, Inc.	14,674
135	Ross Stores, Inc.	10,322
52	The Sherwin-Williams Co.	9,518
1,511	Tiffany & Co.	134,690
444	TJX Cos., Inc.	27,919
		527,350
Technology (0.1%)
809	Ingram Micro, Inc.(a)	18,963
333	SAIC, Inc.	16,194
729	Waters Corp.(a)	72,557
		107,714
Telecommunications (0.5%)
474	Palo Alto Networks, Inc.(a)	23,676
2,242	QUALCOMM, Inc.	164,966
2,994	TW Telecom, Inc.(a)	84,790
1,886	Verizon Communications, Inc.	93,583
		367,015
Textiles, Apparel & Luxury Goods (0.2%)
1,647	Hanesbrands, Inc.	115,455
Thrifts & Mortgage Finance (0.2%)
946	Ocwen Financial Corp.(a)	53,600
6,494	Peoples United Financial, Inc.	98,320
		151,920
Tobacco & Tobacco Products (0.5%)
5,923	Altria Group, Inc.	219,033
235	Lorillard, Inc.	12,063
1,286	Philip Morris International, Inc.	110,004
621	Reynolds American, Inc.	31,329
		372,429
Trading Companies & Distributors (0.1%)
2,208	MRC Global, Inc.(a)	67,543
35	W.W. Grainger, Inc.	9,027
		76,570
Transportation & Shipping (0.5%)
353	C.H. Robinson Worldwide, Inc.	20,696
199	FedEx Corp.	27,601
1,219	Norfolk Southern Corp.	106,894
1,323	Union Pacific Corp.	214,380
		369,571
Water (0.1%)
1,342	American Water Works Co., Inc.	56,833
1,809	Aqua America, Inc.	43,543
		100,376
Wireless Telecommunication Services (0.1%)
960	Crown Castle International Corp.(a)	71,261
Total Common Stocks		36,537,139
Asset Backed Securities (2.6%)
602,934	Aegis Asset Backed Securities Trust, Series 2004-4, Class A1, 0.53%, 10/25/34(b)	590,579
25,010	Bayview Financial Acquisition Trust, Series 2005-B, Class 1A6, 5.21%, 4/28/39(b)	25,008
169,736	Bayview Financial Acquisition Trust, Series 2006-A, Class 1A5, 5.70%, 2/28/41(b)	170,685
130,734	Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27(c)	130,815
63,470	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 5.76%, 9/25/33(b)	33,632
55,708	Residential Funding Mortgage Securities, Series 2004-HI1, Class A5, 5.68%, 4/25/29(b)	58,934
443,846	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, Class A5, 5.08%, 5/25/35(b)	453,047
332,662	Saxon Asset Securities Trust, Series 2003-3, Class AF5, 5.02%, 12/25/33(b)	341,354
Total Asset Backed Securities		1,804,054
Mortgage Backed Securities† (17.2%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.4%)
380,302	Bear Stearns Alternative-A Trust, 2.48%, 4/25/37(b)	254,685
57,474	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 4.82%, 10/25/33(b)	59,458
		314,143
Alt-A - Fixed Rate Mortgage Backed Securities (3.3%)
179,156	Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.50%, 11/25/35	156,557
209,855	Bank of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.00%, 11/25/34	217,465
171,395	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37	142,737
62,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A9, 5.00%, 8/25/33	64,320
148,000	Countrywide Alternative Loan Trust, Series 2003-15T2, Class A10, 5.00%, 8/25/33	144,116
54,886	Countrywide Alternative Loan Trust, 5.50%, 11/25/35	43,194
185,607	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	154,683
27,327	Countrywide Alternative Loan Trust, 6.00%, 1/25/37	21,770
62,141	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34	66,261

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$11,485	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34	$11,472
187,733	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36(b)	144,561
15,953	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	16,268
143,498	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34	151,193
125,292	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	130,825
325,071	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.85%, 2/25/35(b)	325,625
75,717	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35(b)	69,736
204,957	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36(b)	118,199
30,789	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	30,904
29,567	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	23,672
156,993	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	140,124
69,124	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	52,573
103,520	Washington Mutual Mortgage Pass-Through Certificates, 5.50%, 7/25/35	101,078
		2,327,333
Commercial Mortgage Backed Securities (1.1%)
750,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A3, 5.82%, 2/12/51	754,810
Prime Adjustable Rate Mortgage Backed Securities (0.5%)
34,888	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 2.83%, 9/25/34(b)	15,817
29,759	Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 5.22%, 7/25/37(b)	28,321
182,615	Credit Suisse Mortgage Capital Certificates, Series 2009, 5.93%, 5/26/37(b)(c)	191,055
85,158	JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37(b)(c)	87,139
		322,332
Prime Fixed Mortgage Backed Securities (3.7%)
350,000	American Home Mortgage Investment Trust, 5.41%, 9/25/35(b)	270,969
74,154	Bank of America Funding Corp., 6.00%, 7/25/36	65,137
35,657	Bank of America Mortgage Securities, Series 2004-4, Class 3A1, 5.00%, 5/25/19	36,944
8,217	Bank of America Mortgage Securities, Series 2004-4, Class 2A2, 5.50%, 5/25/34	8,274
59,636	Chase Mortgage Finance Corp., 5.50%, 10/25/33	61,513
61,880	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.63%, 5/25/35(b)	59,011
282,974	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2, 6.50%, 7/25/34	297,105
19,508	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	19,610
55,595	Countrywide Alternative Loan Trust, Series 2005-J8, Class 1A6, 5.50%, 7/25/35	8,491
108,537	Countrywide Home Loans, 2.59%, 11/25/35(b)	88,541
6,476	Countrywide Home Loans, Series 2003-20, Class 1A14, 5.50%, 7/25/33	6,298
217,688	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	218,305
108,663	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	106,908
115,306	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37*	94,340
42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35	36,195
50,299	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36	33,219
25,127	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	25,576
6,269	GSR Mortgage Loan Trust, Series 2006-10F, Class 5A1, 6.00%, 1/25/27	5,420
57,536	Lehman Mortgage Trust, 5.50%, 1/25/36	52,079
4,699	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	4,987
20,028	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	20,812
118,427	Residential Asset Mortgage Products, Inc., Series 2003-RZ5, Class A7, 4.97%, 9/25/33(b)	122,549
47,260	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31	49,619
306,733	Structured Asset Securities Corp., Series 2002-RM1, Class A, 0.82%, 10/25/37(b)(c)	300,981

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$219,777	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35	$213,424
2,396	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	2,416
291,792	Wells Fargo Mortgage Backed Securities Trust, Series 2007-9, Class 1A5, 5.50%, 7/25/37	296,069
52,153	Wells Fargo Mortgage Backed Securities Trust, Series 2006-11, Class A8, 6.00%, 9/25/36	49,442
		2,554,234
U.S. Government Agency Mortgage Backed Securities (8.2%)
453,588	Fannie Mae, Series 2013-68, Class NA, 1.00%, 3/25/42	439,367
250,000	Fannie Mae, 1.63%, 10/26/15	256,151
256,970	Fannie Mae, Series 2013-18, Class NA, 2.00%, 12/25/42	235,538
242,774	Fannie Mae, Series 2013-73, Class PD, 2.25%, 6/25/42	239,256
489,442	Fannie Mae, Series 2013-74, Class DY, 2.25%, 6/25/42(b)	491,560
164,826	Fannie Mae, Series 2012-2, Class HA, 2.50%, 5/25/41	168,003
169,729	Fannie Mae, Series 2011-118, Class NA, 3.00%, 11/25/41	177,262
134,318	Fannie Mae, Series 2011-124, Class CG, 3.00%, 9/25/29	138,492
502,310	Fannie Mae, Series 2012-38, Class AG, 3.00%, 2/25/39	512,407
103,137	Fannie Mae, 4.00%, 4/1/25, Pool #AD3828	109,814
13,913	Fannie Mae, Series 2003-19, Class ME, 4.00%, 1/25/33	14,266
111,654	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	116,549
65,264	Fannie Mae, 4.50%, 4/1/35, Pool #814522	69,756
500,000	Fannie Mae, 5.00%, 2/13/17	567,339
1,795	Fannie Mae, 5.00%, 3/1/18, Pool #681351	1,914
71,952	Fannie Mae, 5.50%, 10/1/35, Pool #838584	78,573
6,538	Fannie Mae, 6.00%, 5/1/35, Pool #357778	7,274
9,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	10,265
56,766	Fannie Mae Grantor Trust, Series 2002-T6, Class A1, 3.31%, 2/25/32	58,280
254,454	Freddie Mac, Series 4146, Class ML, 1.50%, 10/15/42	243,804
20,366	Freddie Mac, 1.88%, 6/1/28, Pool #605508(b)	20,425
600,000	Freddie Mac, 2.50%, 1/7/14	601,475
149,411	Freddie Mac, Series 3879, Class NK, 3.00%, 5/15/39	153,829
67,660	Freddie Mac, Series 3982, Class AJ, 3.00%, 6/15/36	69,529
326,930	Freddie Mac, Series 4012, Class MH, 3.00%, 11/15/40	334,667
197,943	Freddie Mac, Series 4051, Class YD, 3.50%, 3/15/41	196,934
45,405	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	47,811
3,036	Freddie Mac, 5.00%, 5/1/18, Pool #E96372	3,227
5,045	Freddie Mac, 5.00%, 9/1/18, Pool #E99582	5,365
4,528	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	4,933
5,323	Freddie Mac, Series 2378, Class CB, 6.00%, 11/15/31	5,996
20,534	Freddie Mac, Series 2302, Class J, 6.50%, 4/15/31	23,331
85,664	Freddie Mac, 7.50%, 12/15/22	98,063
188,106	Government National Mortgage Assoc., Series 2013-69, Class NA, 2.00%, 9/20/42	182,176
2,213	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	2,451
48,652	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	54,355
3,268	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	3,421
13,772	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	15,512
		5,759,370
Total Mortgage Backed Securities		12,032,222
Corporate Bonds (1.0%)
Financial Services (0.4%)
125,000	BP Capital Markets PLC, 3.63%, 5/8/14	126,782
194,797	Preferred Term Securities XX, Class B-2, 0.70%, 3/22/38, Callable 1/6/14 @ 100*(b)(c)	116,878
121,963	Preferred Term Securities XXIII, 0.08%, 12/22/36 (d)(e)	61
271,990	Regional Diversified Funding, 1.56%, 1/25/36 (b)(e)	8,160
		251,881
Real Estate Investment Trusts (0.3%)
200,000	Arden Realty LP, 5.25%, 3/1/15, Callable 12/1/14 @ 100*	207,823

Security Brokers & Dealers (0.3%)
200,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	222,763
350,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (f)	70
		222,833
Total Corporate Bonds		682,537
Taxable Municipal Bonds (0.4%)
Illinois (0.3%)
150,000	Northern Illinois Municipal Power Agency Power Project Revenue, Build America Bonds, 6.29%, 1/1/21, Callable 1/1/19 @ 100*	162,528

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Shares or Principal Amount	Security Description	Value

Taxable Municipal Bonds, continued:
Missouri (0.1%)
$100,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, 7.50%, 10/1/39, Callable 10/1/19 @ 100*	$104,083
Total Taxable Municipal Bonds		266,611
U.S. Government Agency Securities (4.9%)
Fannie Mae
500,000	1.00%, 4/17/28, Callable 4/17/14 @ 100*(g)	461,450
285,000	1.02%, 12/10/18, Callable 6/10/14 @ 100*(g)	284,944
		746,394
Fannie Mae Strips
300,000	12.14%, 11/15/16 (d)	290,645
Federal Home Loan Bank
550,000	1.00%, 3/13/23, Callable 12/13/13 @ 100*(g)	534,404
550,000	1.00%, 9/5/23, Callable 12/5/13 @ 100*(g)	550,041
750,000	1.00%, 9/13/23, Callable 12/13/13 @ 100*(g)	750,223
		1,834,668
Freddie Mac
550,000	1.25%, 11/20/18, Callable 5/20/14 @ 100*(g)	550,833
Total U.S. Government Agency Securities		3,422,540
U.S. Treasury Obligations (13.6%)
U.S. Treasury Bonds
1,771,000	3.00%, 5/15/42	1,521,399
315,000	4.25%, 11/15/40	343,104
		1,864,503
U.S. Treasury Inflation Index Notes
809,000	0.13%, 1/15/23	788,729
U.S. Treasury Notes
1,050,000	0.25%, 4/30/14	1,050,533
500,000	0.25%, 9/15/15	499,922
300,000	0.75%, 3/31/18	295,195
1,175,000	2.00%, 11/15/21	1,145,992
300,000	2.13%, 2/29/16	312,023
1,125,000	2.25%, 11/30/17	1,180,810
500,000	2.75%, 2/28/18	534,688
810,000	2.75%, 2/15/19	863,410
150,000	3.63%, 2/15/21	165,328
750,000	4.50%, 2/15/16	818,672
		6,866,573
Total U.S. Treasury Obligations		9,519,805
Investment Companies (4.2%)
22,776	iShares MSCI EAFE Index Fund, 2.59%	1,508,682
33,149	iShares MSCI Emerging Markets Index Fund, 1.23%	1,403,860
Total Investment Companies		2,912,542
Investment in Affiliates (3.9%)
2,710,234	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(h)	2,710,234
Total Investment in Affiliates		2,710,234
Total Investments (Cost $60,425,280) (i) — 99.9%		69,887,684
Other assets in excess of liabilities — 0.1%		52,500
Net Assets — 100.0%		$69,940,184

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

(a)	Non-income producing security.
(b)	Variable rate investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2013.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Rate represents the effective yield at purchase.
(e)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At November 30, 2013, illiquid securities were 0.0% of the Fund's net assets.
(f)	Issuer has defaulted on the payment of interest.
(g)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2013.
(h)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2013.
(i)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to the Schedules of Portfolio Investments.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ADR	American Depositary Receipt
Re-REMIC	Restructured Real Estate Mortgage Investment Conduits

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

U.S. Large Cap Equity Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Shares	Security Description	Value

Common Stocks (97.0%)
Air Freight & Logistics (1.4%)
4,374	United Parcel Service, Inc., Class B	$447,810
Apparel Manufacturers (1.2%)
4,907	NIKE, Inc., Class B	388,340
Auto Manufacturers (2.1%)
39,261	Ford Motor Co.	670,578
Banking (6.5%)
22,419	Fifth Third Bancorp	455,554
12,353	JPMorgan Chase & Co.	706,838
6,410	PNC Financial Services Group	493,250
12,166	U.S. Bancorp	477,151
		2,132,793
Beverages (1.7%)
6,501	PepsiCo, Inc.	549,074
Biotechnology (2.4%)
4,085	Amgen, Inc.	466,017
4,482	BioMarin Pharmaceutical, Inc.(a)	315,443
		781,460
Broadcasting/Cable (1.9%)
12,711	Comcast Corp., Class A	633,898
Capital Markets (1.8%)
12,078	Raymond James Financial, Inc.	581,918
Chemicals (4.6%)
6,317	Ecolab, Inc.	676,993
6,528	Praxair, Inc.	824,225
		1,501,218
Computer Software & Services (2.3%)
5,407	Citrix Systems, Inc.(a)	320,743
18,100	EMC Corp.	431,685
		752,428
Computers & Peripherals (2.8%)
1,640	Apple, Inc.	911,955
Construction & Engineering (1.2%)
6,492	Jacobs Engineering Group, Inc.(a)	388,027
Consumer Products (2.9%)
4,954	Church & Dwight Co., Inc.	323,249
7,414	The Procter & Gamble Co.	624,407
		947,656
Diversified Financial Services (3.2%)
3,662	Berkshire Hathaway, Inc., Class B(a)	426,733
3,644	Goldman Sachs Group, Inc.	615,617
		1,042,350
Diversified Manufacturing Operations (8.6%)
8,579	Danaher Corp.	641,709
8,739	Donaldson Co., Inc.	364,678
25,528	General Electric Co.	680,577
4,515	Honeywell International, Inc.	399,623
7,340	Johnson & Johnson	694,804
		2,781,391
Electronic Components/Instruments (1.6%)
5,282	Thermo Fisher Scientific, Inc.	532,690
Financial Services (1.9%)
7,852	T. Rowe Price Group, Inc.	631,772
Food Products (3.6%)
5,209	Hain Celestial Group, Inc.(a)	430,732
22,164	Mondelez International, Inc.	743,159
		1,173,891
Health Care Equipment & Supplies (3.4%)
8,338	Medtronic, Inc.	477,934
10,845	St. Jude Medical, Inc.	633,565
		1,111,499
Hotels, Restaurants & Leisure (1.2%)
2,258	Panera Bread Co.(a)	399,418
Household Durables (1.0%)
5,857	Jarden Corp.(a)	329,398
Insurance (1.3%)
8,371	American International Group, Inc.	416,457
Internet (5.3%)
6,606	eBay, Inc.(a)	333,735
13,459	Facebook, Inc., Class A(a)	632,707
715	Google, Inc., Class A(a)	757,607
		1,724,049
Internet & Catalog Retail (1.9%)
1,576	Amazon.com, Inc.(a)	620,345
IT Services (1.4%)
591	Mastercard, Inc., Class A	449,639
Machinery (2.6%)
10,239	Terex Corp.(a)	371,880
4,489	United Technologies Corp.	497,651
		869,531
Media (3.4%)
13,446	Twenty-First Century Fox, Inc.	450,307
9,361	Walt Disney Co.	660,325
		1,110,632
Miscellaneous Manufacturing (1.5%)
6,809	Eaton Corp. PLC	494,742
Oil & Gas Exploration, Production and Services (3.9%)
8,188	Baker Hughes, Inc.	466,387
6,494	Noble Energy, Inc.	456,139
6,279	Whiting Petroleum Corp.(a)	379,252
		1,301,778
Oil, Gas & Consumable Fuels (1.9%)
3,714	Anardarko Petroleum Corp.	329,877
2,720	Concho Resources, Inc.(a)	282,690
		612,567
Oil-Integrated Companies (1.3%)
3,424	Chevron Corp.	419,235
Pharmaceuticals (1.7%)
11,042	Merck & Co., Inc.	550,223
Restaurants (2.1%)
8,738	Cheesecake Factory, Inc.	425,977
3,080	Starbucks Corp.	250,896
		676,873
Retail (1.5%)
7,877	Nordstrom, Inc.	490,028
Semiconductors (2.8%)
10,923	NXP Semiconductors NV(a)	464,228
10,472	Texas Instruments, Inc.	450,296
		914,524
Software (0.9%)
5,669	Salesforce.com, Inc.(a)	295,298
Specialty Retail (2.0%)
7,463	Tiffany & Co.	665,252
Technology (1.1%)
3,605	Waters Corp.(a)	358,806
Transportation & Shipping (3.1%)
6,018	Norfolk Southern Corp.	527,718
2,921	Union Pacific Corp.	473,319
		1,001,037
Total Common Stocks		31,660,580

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

U.S. Large Cap Equity Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Shares	Security Description	Value

Investment in Affiliates (1.7%)
$563,669	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	$563,669
Total Investment in Affiliates		563,669
Total Investments (Cost $24,553,169) (c) — 98.7%		32,224,249
Other assets in excess of liabilities — 1.3%		416,937
Net Assets — 100.0%		$32,641,186

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2013.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Opportunistic Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (76.7%)
Advertising (0.9%)
7,640	Reachlocal, Inc.(a)	$96,646
Auto Components (1.5%)
10,750	Douglas Dynamics, Inc.	171,355
Auto Manufacturers (1.4%)
9,422	Ford Motor Co.	160,928
Auto Parts & Equipment (1.7%)
3,317	Arctic Cat, Inc.	186,648
Banking (1.6%)
13,696	FNB Corp.	174,076
Beverages (2.2%)
29,207	Cott Corp.	244,462
Biotechnology (2.1%)
6,023	Kythera Biopharmaceuticals, Inc.(a)	234,777
Broadcasting/Cable (1.8%)
1,460	Time Warner Cable, Inc.	201,801
Building Products (1.6%)
2,409	Trex Co., Inc.(a)	174,388
Capital Markets (2.8%)
20,882	New Mountain Finance Corp.	314,692
Chemicals (2.0%)
4,744	The Mosaic Co.	227,238
Computer Software & Services (2.1%)
10,033	EMC Corp.	239,287
Computers & Peripherals (1.8%)
371	Apple, Inc.	206,302
Consumer Products (5.7%)
26,104	Black Diamond, Inc.(a)	348,487
11,963	Callaway Golf Co.	96,900
2,162	The Procter & Gamble Co.	182,084
		627,471
Consumer Services (2.3%)
14,777	Monarch Casino & Resort, Inc.(a)	262,292
Diversified Financial Services (1.6%)
19,900	MicroFinancial, Inc.	176,911
Diversified Manufacturing Operations (2.0%)
8,283	General Electric Co.	220,825
Electronic Components/Instruments (3.6%)
36,954	GSI Group, Inc.(a)	405,754
Environmental Control (1.4%)
8,688	Covanta Holding Corp.	155,515
Food Products (2.3%)
3,473	Nestle SA ADR	253,911
Health Care Equipment & Supplies (1.5%)
3,374	ResMed, Inc.	164,685
Household Durables (2.3%)
16,922	LGI Homes, Inc.(a)	260,599
Industrial Conglomerates (1.8%)
1,518	Siemens AG	200,558
Internet (1.0%)
2,252	eBay, Inc.(a)	113,771
Internet Software & Services (1.2%)
21,971	Millennial Media, Inc.(a)	139,736
Investment Banking & Brokerage (2.3%)
6,221	Lazard Ltd., Class A	259,602
Machinery (2.1%)
6,477	Terex Corp.(a)	235,245
Media (1.1%)
3,861	Lions Gate Entertainment Corp.(a)	122,162
Movies & Entertainment (1.9%)
6,914	Imax Corp.(a)	213,159
Oil & Gas Exploration, Production and Services (2.1%)
3,944	Whiting Petroleum Corp.(a)	238,218
Oil, Gas & Consumable Fuels (3.4%)
3,119	Dresser-Rand Group, Inc.(a)	176,036
7,145	Newfield Exploration Co.(a)	200,775
		376,811
Pharmaceuticals (2.7%)
3,152	Allergan, Inc.	305,902
Real Estate Investment Trusts (3.9%)
16,542	Campus Crest Communities, Inc.	164,593
10,693	MFA Financial, Inc.	267,217
		431,810
Semiconductors (1.0%)
3,168	Cavium, Inc.(a)	114,682
Software (1.0%)
2,879	Informatica Corp.(a)	111,734
Steel (1.3%)
9,546	Vale SA	146,245
Textiles, Apparel & Luxury Goods (1.7%)
2,673	Columbia Sportswear Co.	185,479
Transportation & Shipping (2.0%)
1,386	Union Pacific Corp.	224,587
Total Common Stocks		8,580,264
Convertible Bonds (8.1%)
347,000	Intel Corp., 2.95%, 12/15/35	376,495
230,000	M/I Homes, Inc., 3.00%, 3/1/18	242,075
288,000	Volcano Corp., 1.75%, 12/1/17	287,460
Total Convertible Bonds		906,030
Investment Companies (7.3%)
3,482	ProShares UltraShort 20+ Year Treasury	266,582
3,440	ProShares UltraShort Yen	231,340
16,633	U.S. Natural Gas Fund LP	318,522
Total Investment Companies		816,444
Investment in Affiliates (11.8%)
1,325,191	Cavanal Hill Cash Management Fund, Institutional Class, 0.01%(b)	1,325,191
Total Investment in Affiliates		1,325,191
Total Investments (Cost $10,879,852) (c) — 103.9%		11,627,929
Liabilities in excess of other assets — (3.9)%		(441,134)
Net Assets — 100.0%		$11,186,795

See notes to schedules of portfolio investments.

CAVANAL HILL FUNDS

Opportunistic Fund

Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2013.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 4 in the Notes to Schedules of Portfolio Investments.

ADR	American Depositary Receipt

See notes to schedules of portfolio investments.

Notes to Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

1. Organization:

The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end investment company. As of November 30, 2013, the Trust offered shares of the U.S. Treasury Fund, Cash Management Fund, Tax-Free Money Market Fund (each referred to as a “Money Market Fund” and collectively, the “Money Market Funds”), Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Balanced Fund, U.S. Large Cap Equity Fund and Opportunistic Fund (each referred to as a “Fund” and collectively, “the Funds”). The Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Balanced Fund, U.S. Large Cap Equity Fund and Opportunistic Fund are each authorized to issue an unlimited number of shares in three classes of shares: No-Load Investor Shares (the “Investor Shares”), Institutional Shares and A Shares. The Money Market Funds are each authorized to issue an unlimited number of shares in five classes of shares: Administrative Shares, Institutional Shares, Select Shares, Service Shares and Premier Shares. As of November 30, 2013, the Service Shares of the Cash Management Fund and Tax-Free Money Market Fund, the Select Shares of the U.S. Treasury Fund and the Cash Management Fund, and the Premier Shares of the U.S. Treasury Fund were not offered for sale. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (Rule 12b-1 of the 1940 Act) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The presentation of Schedules of Portfolio Investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates.

Fair Value Measurements:

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets

•	Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”) determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. Examples of the types of securities that may be fair valued include securities halted or suspended from trading, thinly traded or illiquid securities, high-yield securities and fixed-income securities held in amounts less than their normal unit of trading.

Notes to Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

The following is a summary categorization, as of November 30, 2013, of each Fund’s investments based on the inputs used in determining the value of such investments:

Fund	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total

U.S. Treasury Fund
U.S. Treasury Obligations	$—	$285,528,108	$—	$285,528,108
Repurchase Agreements	—	555,800,000	—	555,800,000
Total Investments	—	841,328,108	—	841,328,108
Cash Management Fund
Certificates of Deposit	—	100,001,063	—	100,001,063
Commercial Paper[1]	—	282,692,241	—	282,692,241
U.S. Government Agency Securities	—	212,195,970	—	212,195,970
Repurchase Agreements	—	530,000,000	—	530,000,000
Time Deposit	—	12,775,226	—	12,775,226
Total Investments	—	1,137,664,500	—	1,137,664,500
Tax-Free Money Market Fund
Municipal Bonds[2]	—	229,282,819	—	229,282,819
Municipal Commercial Paper[2]	—	32,395,000	—	32,395,000
Investment Companies	8,602,765	—	—	8,602,765
Total Investments	8,602,765	261,677,819	—	270,280,584
Intermediate Tax-Free Bond Fund
Municipal Bonds[2]	—	35,029,073	—	35,029,073
Investment in Affiliates	806,793	—	—	806,793
Total Investments	806,793	35,029,073	—	35,835,866
Short-Term Income Fund
Asset Backed Securities	—	12,253,209	—	12,253,209
Mortgage Backed Securities[3]	—	52,150,113	—	52,150,113
Corporate Bonds[1]	—	9,380,570	—	9,380,570
Municipal Bonds[2]	—	2,219,841	—	2,219,841
U.S. Government Agency Securities	—	6,442,432	—	6,442,432
U.S. Treasury Obligations	—	60,339,221	—	60,339,221
Investment in Affiliates	12,004,798	—	—	12,004,798
Total Investments	12,004,798	142,785,386	—	154,790,184
Intermediate Bond Fund
Asset Backed Securities	—	2,580,085	—	2,580,085
Mortgage Backed Securities[3]	—	8,404,235	—	8,404,235
Corporate Bonds[1]	—	3,414,107	—	3,414,107
Taxable Municipal Bonds[2]	—	408,964	—	408,964
U.S. Government Agency Securities	—	2,730,586	—	2,730,586
U.S. Treasury Obligations	—	12,507,429	—	12,507,429
Investment in Affiliates	1,114,059	—	—	1,114,059
Total Investments	1,114,059	30,045,406	—	31,159,465
Bond Fund
Asset Backed Securities	—	1,289,111	—	1,289,111
Mortgage Backed Securities[3]	—	19,354,981	—	19,354,981
Corporate Bonds[1]	—	4,040,036	—	4,040,036
Taxable Municipal Bonds[2]	—	651,921	—	651,921
U.S. Government Agency Securities	—	5,975,332	—	5,975,332
U.S. Treasury Obligations	—	21,809,782	—	21,809,782
Investment in Affiliates	6,189,735	—	—	6,189,735
Total Investments	6,189,735	53,121,163	—	59,310,898
Balanced Fund
Common Stocks[1]	36,537,139	—	—	36,537,139
Asset Backed Securities	—	1,804,054	—	1,804,054
Mortgage Backed Securities[3]	—	12,032,222	—	12,032,222
Corporate Bonds[1]	—	682,537	—	682,537
Taxable Municipal Bonds[2]	—	266,611	—	266,611
U.S. Government Agency Securities	—	3,422,540	—	3,422,540
U.S. Treasury Obligations	—	9,519,805	—	9,519,805
Investment Companies	2,912,542	—	—	2,912,542
Investment in Affiliates	2,710,234	—	—	2,710,234
Total Investments	42,159,915	27,727,769	—	69,887,684
U.S. Large Cap Equity Fund
Common Stocks[1]	31,660,580	—	—	31,660,580
Investment in Affiliates	563,669	—	—	563,669
Total Investments	32,224,249	—	—	32,224,249
Opportunistic Fund
Common Stocks[1]	8,580,264	—	—	8,580,264
Convertible Bonds	—	906,030	—	906,030
Investment Companies	816,444	—	—	816,444
Investment in Affiliates	1,325,191	—	—	1,325,191
Total Investments	10,721,899	906,030	—	11,627,929

1 Please see the Schedule of Portfolio Investments for Industry classification.

2 Please see the Schedule of Portfolio Investments for State classification.

3 Please see the Schedule of Portfolio Investments for Mortgage Backed Securities classification.

The Funds determine transfers between fair value hierarchy levels based on valuations at the reporting period end. There were no transfers between Levels 1 and 2 as of November 30, 2013, based on levels assigned to securities on August 31, 2013.

Notes to Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Securities Valuation:

The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization or accretion to maturity of any discount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the investment. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities are valued in the Intermediate Tax-Free Bond Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, Balanced Fund, U.S. Large Cap Equity Fund and Opportunistic Fund (the “Variable Net Asset Value Funds”).

Domestic equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on NASDAQ, which are valued at the NASDAQ Official Closing Price). If there have been no sales for the day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded. Domestic equity securities are typically categorized as Level 1 in the fair value hierarchy.

Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information, and are typically categorized as Level 2 in the fair value hierarchy.

Short-term fixed-income securities purchased with 60 days or fewer to maturity and of sufficient credit quality are generally valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.

Open-end mutual fund investments are valued at the most recently calculated net asset value, and are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost, and are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded options are valued at the closing price from the exchange, and are typically categorized as Level 1 in the fair value hierarchy.

Purchased Options:

Each of the Funds, except the U.S. Treasury Fund, may purchase options to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for the portfolio, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes. An option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Options purchased by the Fund will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked prices. The Funds may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing value of the securities index upon which the option is based is greater than the exercise price of the option.

Purchasing options is a specialized investment technique that entails the possibility of a complete loss of the amounts paid as premiums to writers of options. Each of the Funds will purchase options and index options only when its total investment in such options immediately after such purchase will not exceed 5% of its total assets.

The Opportunistic Fund engaged in limited purchased option activity during the period ended November 30, 2013, representing less than 1% of the Opportunistic Fund’s average monthly fair value of purchased options as a percentage of net assets to hedge against the Fund’s stock positions.

Security Transactions and Related Income:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At November 30, 2013, the Cash Management Fund, Short-Term Income Fund, Intermediate Bond Fund, Bond Fund and Balanced Fund held restricted securities comprising 19.6%, 6.3%, 8.2%, 3.9% and 1.2% of net assets, respectively. The restricted securities held as of November 30, 2013 are identified below:

Notes to Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value

Cash Management Fund:
3M Co., 0.03%, 12/3/13	09/30/13	$12,998,844	$13,000,000	$12,999,964
Australia & New Zealand Banking Group, 0.17%, 4/17/14	11/20/13	29,978,417	30,000,000	29,980,021
The Coca-Cola Co., 0.19%, 2/27/14	08/06/13	14,783,987	14,800,000	14,793,126
The Coca-Cola Co., 0.21%, 2/14/14	06/17/13	14,978,825	15,000,000	14,993,438
Google, Inc., 0.08%, 1/22/14	09/24/13	29,992,000	30,000,000	29,996,533
National Australia Funding, 0.25%, 5/16/14	08/19/13	29,943,750	30,000,000	29,965,417
Nestle Capital Corp., 0.20%, 1/9/14	02/25/13	29,947,000	30,000,000	29,993,500
Nordea Bank AB, 0.15%, 12/9/13	09/05/13	29,986,542	30,000,000	29,998,867
Total Capital Canada, Ltd., 0.21%, 4/11/14	07/16/13	29,952,925	30,000,000	29,977,075

Short-Term Income Fund:
Alesco Preferred Funding Ltd., Series 8A, Class C2, 1.60%, 12/23/35	07/24/07	$1,050,849	$1,115,145	$223,029
Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27	12/14/12	1,271,092	1,237,215	1,237,988
Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 6A1, 6.00%, 2/25/37	12/14/09	247,825	252,883	259,561
Credit Suisse Mortgage Capital Certificates, Series 2009-2R, Class 2A5, 2.19%, 6/26/37	03/30/10	438,340	446,529	446,259
Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.63%, 7/27/36	06/19/12	518,481	596,812	593,367
GS Mortgage Securities Corp., Series 2009-3R, Class 2A1, 3.46%, 7/25/35	06/21/12	326,181	357,459	356,448
JPMorgan Re-REMIC, Series 2009-7, Class 8A1, 4.43%, 1/27/47	10/01/09	103,501	107,813	109,099
JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37	09/02/09	197,206	205,423	208,972
JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37	08/31/11	327,778	321,351	328,827
JPMorgan Re-REMIC, Series 2009-5, Class 2A1, 2.07%, 1/26/37	09/01/10	174,248	178,292	178,753
JPMorgan Re-REMIC, Series 2009-7, Class 2A1, 6.00%, 2/27/37	12/14/10	1,025,022	1,018,170	1,033,903
MetLife Global Funding I, 1.70%, 6/29/15	06/26/12	999,210	1,000,000	1,016,077
Nations Equipment Finance Funding LLC, Series 2013-1A, Class A, 1.70%, 11/20/16	06/13/13	917,680	917,680	917,680
Preferred Term Securities IX, 2.05%, 4/3/33, Callable 1/6/14 @ 100	03/17/03	500,000	500,000	290,000
Preferred Term Securities V, 2.35%, 4/3/32, Callable 1/6/14 @ 100	09/14/06	305,890	327,041	40,880
Preferred Term Securities XXIII, 0.08%, 12/22/36	05/03/10	398,411	406,542	203
RAAC, Series 2006-RP1, Class A3, 0.47%, 10/25/45	06/19/12	98,555	103,064	101,100
Structured Asset Securities Corp., Series 2002-RM1, Class A, 0.82%, 10/25/37	06/22/12	2,262,441	2,391,493	2,346,653

Intermediate Bond Fund:
Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37	08/04/08	$176,336	$918,868	$91,887
Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.40%, 12/23/37	11/27/07	532,073	698,068	69,807
Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27	12/14/12	184,123	178,273	178,384
JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23	08/27/10	500,000	500,000	514,129
Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40	06/02/06	73,233	73,233	69,861
Preferred Term Securities IX, 2.05%, 4/3/33, Callable 1/6/14 @ 100	03/18/03	500,000	500,000	290,000
Preferred Term Securities XI, Class B-1, 1.85%, 9/24/33, Callable 1/6/14 @ 100	09/12/03	500,000	500,000	275,000
Preferred Term Securities XX, Class B-2, 0.70%, 3/22/38, Callable 1/6/14 @ 100	12/21/07	880,319	973,987	584,392
Preferred Term Securities XXIII, 0.08%, 12/22/36	05/03/10	398,411	406,542	203
Preferred Term Securities XXVI, Series B-2, 0.81%, 9/22/37, Callable 1/6/14 @ 100	11/08/07	961,668	1,213,525	521,815

Bond Fund:
Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37	08/04/08	$176,336	$918,868	$91,887
Alesco Preferred Funding Ltd., Series 15A, Class C1, 1.40%, 12/23/37	11/27/07	409,287	536,975	53,698
Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27	12/14/12	194,532	188,351	188,469
JBG/Rockville NCI Campus LLC, Series 10-A, 3.90%, 7/15/23	08/27/10	750,000	750,000	771,194
JPMorgan Re-REMIC, Series 2009-7, Class 12A1, 6.25%, 1/27/37	09/02/09	81,490	84,885	86,352
Preferred Term Securities IX, Series 144, 2.05%, 4/3/33, Callable 1/6/14 @ 100	03/18/03	1,000,000	1,000,000	580,000
Preferred Term Securities XI, Class B-1, 1.85%, 9/24/33, Callable 1/6/14 @ 100	09/12/03	500,000	500,000	275,000
Preferred Term Securities XXIII, 0.08%, 12/22/36	05/03/10	199,206	203,271	102
Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31	11/17/09	137,036	168,143	163,771
Structured Asset Securities Corp., Series 2002-RM1, Class A, 0.82%, 10/25/37	09/26/12	90,564	92,020	90,294

Balanced Fund:
Castle Trust, Series 2003-1A, Class A2, 5.36%, 5/15/27	12/14/12	$135,023	$130,734	$130,815
Credit Suisse Mortgage Capital Certificates, Series 2009, 5.93%, 5/26/37	04/26/10	182,615	182,615	191,055
JPMorgan Re-REMIC, Series 2009-7, Class 5A1, 6.00%, 2/27/37	04/28/10	84,307	85,158	87,139
Preferred Term Securities XX, Class B-2, 0.70%, 3/22/38, Callable 1/6/14 @ 100	12/21/07	176,064	194,797	116,878
Preferred Term Securities XXIII, 0.08%, 12/22/36	05/03/10	119,523	121,963	61
Regional Diversified Funding, 1.56%, 1/25/36	01/09/07	263,627	271,990	8,160
Structured Asset Securities Corp., Series 2002-RM1, Class A, 0.82%, 10/25/37	09/19/12	301,748	306,733	300,981

Notes to Schedule of Portfolio Investments

November 30, 2013

(Unaudited)

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which Cavanal Hill Investment Management, Inc. deems creditworthy under guidelines approved by the Board, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund's custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the securities collateral, including the risk of a possible decline in the fair value of the underlying securities while the Fund seeks to assert its rights.

3. Credit Risk and Other Risk Considerations:

The Tax-Free Money Market Fund and Intermediate Tax-Free Bond Fund invest primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry, sector or locale.

The Short-Term Income Fund, Intermediate Bond Fund, Bond Fund and Balanced Fund are each invested in mortgage-related, fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and credit risk of mortgagors and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed-income securities generally declines.

4. Federal Income Taxes:

At November 30, 2013, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Intermediate Tax-Free Bond Fund	$34,002,742	$1,974,769	$(141,645)	$1,833,124
Short-Term Income Fund	159,349,806	1,325,953	(5,885,575)	(4,559,622)
Intermediate Bond Fund	34,250,836	967,054	(4,058,425)	(3,091,371)
Bond Fund	62,072,917	1,387,066	(4,149,085)	(2,762,019)
Balanced Fund	60,528,721	11,335,283	(1,976,320)	9,358,963
U.S. Large Cap Equity Fund	24,588,059	7,706,590	(70,400)	7,636,190
Opportunistic Fund	10,897,015	894,580	(163,666)	730,914

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cavanal Hill Funds

By (Signature and Title)*	/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	1/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	1/28/14

By (Signature and Title)*	/s/ James L Huntzinger
James L. Huntzinger, President

Date	1/28/14

* Print the name and title of each signing officer under his or her signature.